UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

MAR    03.31.18

SEMI-ANNUAL REPORT

AB GLOBAL BOND FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Global Bond Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB GLOBAL BOND FUND | 1

SEMI-ANNUAL REPORT

May 15, 2018

This report provides management’s discussion of fund performance for AB Global Bond Fund for the semi-annual reporting period ended March 31, 2018.

The Fund’s investment objective is to generate current income consistent with preservation of capital.

NAV RETURNS AS OF MARCH 31, 2018 (unaudited)

	6 Months	12 Months
AB GLOBAL BOND FUND
Class A Shares	0.13%	1.85%
Class B Shares[1]	-0.27%	1.04%
Class C Shares	-0.37%	0.96%
Advisor Class Shares[2]	0.25%	2.10%
Class R Shares[2]	-0.09%	1.32%
Class K Shares[2]	0.08%	1.66%
Class I Shares[2]	0.26%	2.13%
Class Z Shares[2]	0.28%	2.05%
Bloomberg Barclays Global Aggregate Bond Index (USD hedged)	0.68%	2.46%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Barclays Global Aggregate Bond Index (USD hedged), for the six- and 12-month periods ended March 31, 2018.

For both periods, all share classes of the Fund underperformed the benchmark, before sales charges. During the six-month period, currency investments detracted from performance relative to the benchmark, primarily because of long positions in the Turkish lira and Mexican peso and a short position in the yen. Overall exposure to emerging-market treasuries detracted, while allocations to US agency risk-sharing transactions and Turkish treasuries contributed. Country positioning (a result of bottom-up security analysis combined with fundamental research) contributed, because of an out-of-benchmark exposure to Brazil and an overweight

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position in Canada. Yield-curve positioning did not significantly impact overall performance in the period, as gains from positioning along the Brazilian yield curve were mostly offset by losses from the Fund’s UK yield-curve positioning.

During the 12-month period, currency selection detracted, particularly a long position in the Mexican peso and short positions in the yen and Turkish lira, while a long position in the euro was positive. An allocation to emerging-market treasuries detracted, while an out-of-benchmark position in US agency risk-sharing transactions contributed. Security selections contributed, helped by selection within US investment-grade corporates, while selection within eurozone treasures slightly offset these gains. Country positioning was positive, due to the Fund’s exposure to Brazil. Yield-curve positioning did not have a meaningful effect on overall performance, as detrimental positioning along the UK curve was mostly offset by positive returns from the Fund’s Brazilian yield-curve positioning.

During both periods, the Fund utilized currency forwards and currency options, both written and purchased, to hedge currency exposure and to manage active currency risk. Credit default swaps, both single name and index, were used to hedge credit risk and to take active credit risk. Treasury futures and interest rate swaps were used to manage duration, country exposure and yield-curve positioning. Swaptions and variance swaps were used to take active risk to add alpha (a measure of how the Fund is performing on a risk-adjusted basis versus its benchmark). During the six-month period, a forward volatility agreement was purchased as a tail-risk hedge.

MARKET REVIEW AND INVESTMENT STRATEGY

Fixed-income markets generally performed well over the six-month period. Emerging-market debt had mixed returns over the period, with some segments of the market helped by increasing oil prices and an improving global growth story, while the rise in global interest rates weighed on others. Investment-grade credit fell in the period, lagging the positive returns of emerging-market local-currency government bonds and developed-market treasuries, while global high yield had neutral performance. US Treasury yields rose across the board, though treasury yields in other developed markets moved in different directions.

After some initial uncertainty regarding the US government’s ability to implement meaningful changes, markets reacted with enthusiasm when the Tax Cuts and Jobs Act was passed in December. In Europe, despite some formal progress on Brexit, investor anxiety increased around a bifurcated outlook for the negotiation process. The US Federal Reserve (the “Fed”) raised interest rates, and began to formally reduce its balance sheet, as universally anticipated by markets. The European Central Bank confirmed that its newly reduced pace of asset purchases would continue through September 2018 and further, if necessary. At the end of the

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period, a severe spike in volatility shook a broad swath of capital markets. US yields rose dramatically, with the 10-year Treasury yield reaching a four-year peak. In the US, higher-than-expected wage gains and inflation numbers fueled concerns regarding the risk of the Fed tightening monetary policy faster than anticipated and pushed bond yields higher. Additionally, President Trump’s early-March announcement of import tariffs on Chinese steel and aluminum weighed on capital markets around the world, as investors feared the possible onset of a global trade war. Nervous sentiment from the US reverberated across markets around the globe. Elsewhere, the Bank of England said that it too could increase rates faster than previously expected, depending on the strength of the economy.

INVESTMENT POLICIES

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund invests significantly in fixed-income securities of non-US companies. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries. The Fund may invest in a broad range of fixed-income securities in both developed and emerging markets. The Fund may invest across all fixed-income sectors, including US and non-US government and corporate debt securities. The Fund’s investments may be denominated in local currency or US dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may use borrowings or other leverage for investment purposes.

The Adviser will actively manage the Fund’s assets in relation to market conditions and general economic conditions and adjust the Fund’s investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the US dollar.

Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment-grade at the time of investment and may invest up to 25% of its net assets in below investment-grade fixed-income securities (commonly known as “junk bonds”).

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards or swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Global Aggregate Bond Index (USD hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

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DISCLOSURES AND RISKS (continued)

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may

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DISCLOSURES AND RISKS (continued)

result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]
CLASS A SHARES			2.13%
1 Year	1.85%	-2.46%
5 Years	2.44%	1.56%
10 Years	4.32%	3.87%
CLASS B SHARES			1.43%
1 Year	1.04%	-1.94%
5 Years	1.67%	1.67%
10 Years[2]	3.89%	3.89%
CLASS C SHARES			1.48%
1 Year	0.96%	-0.03%
5 Years	1.67%	1.67%
10 Years	3.57%	3.57%
ADVISOR CLASS SHARES[3]			2.48%
1 Year	2.10%	2.10%
5 Years	2.72%	2.72%
10 Years	4.62%	4.62%
CLASS R SHARES[3]			1.81%
1 Year	1.32%	1.32%
5 Years	2.06%	2.06%
10 Years	4.00%	4.00%
CLASS K SHARES[3]			2.12%
1 Year	1.66%	1.66%
5 Years	2.38%	2.38%
10 Years	4.33%	4.33%
CLASS I SHARES[3]			2.49%
1 Year	2.13%	2.13%
5 Years	2.75%	2.75%
10 Years	4.65%	4.65%
CLASS Z SHARES[3]			2.55%
1 Year	2.05%	2.05%
Since Inception[4]	3.93%	3.93%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 0.83%, 1.62%, 1.57%, 0.58%, 1.23%, 0.90%, 0.56% and 0.52% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights sections since they are based on different time periods.

(footnotes continued on next page)

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HISTORICAL PERFORMANCE (continued)

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2018.

2	Assumes conversion of Class B shares into Class A shares after six years.

3	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Inception date: 10/15/2013.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	-2.46%
5 Years	1.56%
10 Years	3.87%
CLASS B SHARES
1 Year	-1.94%
5 Years	1.67%
10 Years[1]	3.89%
CLASS C SHARES
1 Year	-0.03%
5 Years	1.67%
10 Years	3.57%
ADVISOR CLASS SHARES[2]
1 Year	2.10%
5 Years	2.72%
10 Years	4.62%
CLASS R SHARES[2]
1 Year	1.32%
5 Years	2.06%
10 Years	4.00%
CLASS K SHARES[2]
1 Year	1.66%
5 Years	2.38%
10 Years	4.33%
CLASS I SHARES[2]
1 Year	2.13%
5 Years	2.75%
10 Years	4.65%
CLASS Z SHARES[2]
1 Year	2.05%
Since Inception[3]	3.93%

1	Assumes conversion of Class B shares into Class A shares after six years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 10/15/2013.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,001.30	$4.04	0.81%	$4.04	0.81%
Hypothetical**	$1,000	$1,020.89	$4.08	0.81%	$4.08	0.81%
Class B
Actual	$1,000	$997.30	$7.97	1.60%	$7.97	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%	$8.05	1.60%
Class C
Actual	$1,000	$996.30	$7.76	1.56%	$7.76	1.56%
Hypothetical**	$1,000	$1,017.15	$7.85	1.56%	$7.85	1.56%
Advisor Class
Actual	$1,000	$1,002.50	$2.80	0.56%	$2.80	0.56%
Hypothetical**	$1,000	$1,022.14	$2.82	0.56%	$2.82	0.56%
Class R
Actual	$1,000	$999.10	$6.18	1.24%	$6.18	1.24%
Hypothetical**	$1,000	$1,018.75	$6.24	1.24%	$6.24	1.24%
Class K
Actual	$1,000	$1,000.80	$4.49	0.90%	$4.54	0.91%
Hypothetical**	$1,000	$1,020.44	$4.53	0.90%	$4.58	0.91%
Class I
Actual	$1,000	$1,002.60	$2.70	0.54%	$2.75	0.55%
Hypothetical**	$1,000	$1,022.24	$2.72	0.54%	$2.77	0.55%
Class Z
Actual	$1,000	$1,002.80	$2.50	0.50%	$2.50	0.50%
Hypothetical**	$1,000	$1,022.44	$2.52	0.50%	$2.52	0.50%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

March 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $6,975.1

1	All data are as of March 31, 2018. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.8% or less in the following security types: Agencies, Asset-Backed Securities, Bank Loans, Common Stocks, Emerging Markets–Sovereigns, Governments–Sovereign Bonds, Investment Companies, Local Governments–Regional Bonds, Local Governments–US Municipal Bonds, Options Purchased–Puts, Preferred Stocks, Quasi-Sovereigns, Warrants and Whole Loan Trusts.

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PORTFOLIO SUMMARY

March 31, 2018 (unaudited)

1	All data are as of March 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.4% or less in the following countries: Angola, Argentina, Australia, Bahrain, Bermuda, Chile, China, Colombia, Costa Rica, Denmark, Dominican Republic, Egypt, Gabon, India, Indonesia, Ireland, Israel, Ivory Coast, Kazakhstan, Kuwait, Luxembourg, Malaysia, Morocco, Netherlands, New Zealand, Norway, Peru, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Switzerland, Turkey, United Arab Emirates and Uruguay.

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PORTFOLIO OF INVESTMENTS

March 31, 2018 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS – TREASURIES – 43.8%
Australia – 0.1%
Australia Government Bond Series 144 3.75%, 4/21/37(a)	AUD	10,790	$9,204,841

Belgium – 2.8%
Kingdom of Belgium Government Bond Series 71 3.75%, 6/22/45(a)	EUR	2,300	4,278,048
Series 72 2.60%, 6/22/24(a)		66,511	93,996,742
Series 75 1.00%, 6/22/31(a)		7,115	8,776,039
Series 81 0.80%, 6/22/27(a)		70,935	88,552,471

			195,603,300

Canada – 3.5%
Canadian Government Bond 1.00%, 6/01/27	CAD	324,795	229,367,262
2.75%, 12/01/48		17,110	14,815,877

			244,183,139

France – 1.7%
French Republic Government Bond OAT 0.50%, 11/25/19(a)	EUR	25,236	31,602,615
0.75%, 5/25/28		16,754	20,684,019
2.50%, 5/25/30(a)		43,205	63,187,389

			115,474,023

Germany – 4.1%
Bundesrepublik Deutschland Bundesanleihe 1.00%, 8/15/24(a)		1,196	1,558,818
2.50%, 7/04/44-8/15/46(a)		173,797	282,668,082

			284,226,900

Ireland – 0.7%
Ireland Government Bond 1.00%, 5/15/26(a)		37,007	46,886,567

Italy – 5.7%
Italy Buoni Poliennali Del Tesoro 1.35%, 4/15/22		74,000	94,555,117
3.75%, 5/01/21		70,075	96,033,376
4.00%, 9/01/20		1,870	2,532,382
5.50%, 11/01/22		133,240	200,757,401

			393,878,276

abfunds.com	AB GLOBAL BOND FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Japan – 5.1%
Japan Government Ten Year Bond Series 342 0.10%, 3/20/26	JPY	1,086,000	$10,318,291
Series 347 0.10%, 6/20/27		7,405,850	70,157,318
Series 348 0.10%, 9/20/27		6,357,550	60,256,883
Japan Government Twenty Year Bond Series 150 1.40%, 9/20/34		6,281,600	69,008,812
Series 158 0.50%, 9/20/36		15,585,800	147,849,853

			357,591,157

Malaysia – 1.5%
Malaysia Government Bond Series 0515 3.759%, 3/15/19	MYR	31,332	8,145,178
Series 3/04 5.734%, 7/30/19		43,000	11,462,657
Series 414 3.654%, 10/31/19		329,648	85,627,943

			105,235,778

Mexico – 2.9%
Mexican Bonos Series M 5.75%, 3/05/26	MXN	1,082,265	54,100,505
6.50%, 6/10/21		1,451,021	78,133,961
8.00%, 6/11/20		1,296,690	72,424,601

			204,659,067

Russia – 0.5%
Russian Federal Bond – OFZ Series 6214 6.40%, 5/27/20	RUB	2,060,275	36,071,131

Singapore – 0.4%
Singapore Government Bond 3.00%, 9/01/24	SGD	36,000	28,771,665

Spain – 2.4%
Spain Government Bond 2.90%, 10/31/46(a)	EUR	27,464	39,053,782
4.10%, 7/30/18(a)		46,350	57,857,000
4.30%, 10/31/19(a)		50,687	66,975,241
4.70%, 7/30/41(a)		393	727,756
Series 30Y 2.70%, 10/31/48(a)		2,127	2,879,501

			167,493,280

16 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

United Kingdom – 4.0%
United Kingdom Gilt 1.50%, 7/22/26(a)	GBP	52,330	$74,678,712
1.75%, 9/07/22(a)		41,640	60,333,795
2.00%, 7/22/20-9/07/25(a)		84,605	123,924,956
4.25%, 12/07/40(a)		8,574	17,770,135

			276,707,598

United States – 8.3%
U.S. Treasury Bonds 2.875%, 5/15/43(b)	U.S.$	25,920	25,555,500
2.875%, 11/15/46		62,670	61,465,558
3.00%, 11/15/44		8,855	8,914,495
3.00%, 11/15/45(c)		48,695	48,976,516
3.00%, 2/15/47(b)		31,220	31,385,856
3.625%, 8/15/43		33,835	37,874,053
4.625%, 2/15/40		10,100	12,924,844
U.S. Treasury Notes 2.00%, 10/31/22(b)		79,199	77,342,676
2.00%, 2/15/23		74,910	72,990,626
2.25%, 2/15/27-8/15/27		174,420	167,461,533
2.375%, 5/15/27		34,665	33,641,301

			578,532,958

Uruguay – 0.1%
Uruguay Government International Bond 8.50%, 3/15/28(a)	UYU	180,873	5,858,848
9.875%, 6/20/22(a)		110,704	3,947,257

			9,806,105

Total Governments – Treasuries (cost $2,877,921,214)			3,054,325,785

CORPORATES – INVESTMENT GRADE – 18.9%
Financial Institutions – 9.7%
Banking – 8.0%
ABN AMRO Bank NV 2.50%, 10/30/18(a)	U.S.$	7,200	7,197,113
4.75%, 7/28/25(a)		200	205,155
Banco Santander SA 3.50%, 4/11/22		10,600	10,543,481
5.179%, 11/19/25		200	208,592
Bank Nederlandse Gemeenten NV Zero Coupon, 4/05/28	CAD	24,800	14,137,858
Bank of America Corp. 2.375%, 6/19/24(a)	EUR	13,070	17,391,440
2.815% (LIBOR 3 Month + 0.79%), 3/05/24(d)	U.S.$	450	447,562
3.824%, 1/20/28		15,380	15,227,876

abfunds.com	AB GLOBAL BOND FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.97%, 3/05/29	U.S.$	110	$110,110
4.20%, 8/26/24		195	197,651
4.45%, 3/03/26		150	153,022
Series G 3.593%, 7/21/28		4,835	4,693,654
Bank One Michigan 8.25%, 11/01/24		210	257,498
Banque Federative du Credit Mutuel SA 2.75%, 10/15/20(a)		280	276,420
Barclays Bank PLC 6.625%, 3/30/22(a)	EUR	1,756	2,601,935
Barclays PLC 3.65%, 3/16/25	U.S.$	1,800	1,732,988
3.684%, 1/10/23		14,795	14,655,306
4.375%, 1/12/26		310	310,552
BB&T Corp. 2.625%, 6/29/20		330	327,238
BBVA Banco Continental SA 5.00%, 8/26/22(a)		4,224	4,428,429
BBVA Global Finance Ltd. 7.00%, 12/01/25		110	124,516
BNP Paribas SA 2.25%, 1/11/27(a)	EUR	1,029	1,295,267
7.375%, 8/19/25(a)(e)	U.S.$	200	217,771
7.625%, 3/30/21(a)		4,436	4,763,811
7.625%, 3/30/21(a)(e)		205	220,149
BNZ International Funding Ltd. London 2.40%, 2/21/20(a)		265	261,515
3.375%, 3/01/23(a)(f)		270	267,665
BPCE SA 5.70%, 10/22/23(a)		8,936	9,577,176
Capital One Bank USA, NA 3.375%, 2/15/23		635	619,602
Citigroup, Inc. 1.375%, 10/27/21(a)	EUR	5,268	6,712,329
2.70%, 3/30/21	U.S.$	330	325,211
3.52%, 10/27/28		115	110,825
3.668%, 7/24/28		275	268,444
3.878%, 1/24/39		280	268,680
3.887%, 1/10/28		18,245	18,124,401
4.40%, 6/10/25		270	274,674
Commonwealth Bank of Australia 4.316%, 1/10/48(a)		280	273,290
Compass Bank 2.75%, 9/29/19		3,648	3,630,598
5.50%, 4/01/20		296	307,360
Cooperatieve Rabobank UA 3.95%, 11/09/22		3,962	3,995,534

18 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.375%, 8/04/25	U.S.$	9,145	$9,226,555
11.00%, 6/30/19(a)(e)		88	96,141
Countrywide Capital III Series B 8.05%, 6/15/27		1,037	1,298,402
Credit Agricole SA/London 2.375%, 7/01/21(a)		4,033	3,914,676
3.375%, 1/10/22(a)		1,401	1,390,644
4.125%, 1/10/27(a)		6,371	6,352,084
Credit Suisse AG 6.50%, 8/08/23(a)		4,799	5,218,553
Credit Suisse Group AG 3.869%, 1/12/29(a)		250	241,076
Credit Suisse Group Funding Guernsey Ltd. 2.75%, 3/26/20		4,200	4,158,853
3.80%, 6/09/23		2,054	2,058,675
4.55%, 4/17/26		15,055	15,388,543
Danske Bank A/S 6.125%, 3/28/24(a)(e)		200	203,232
Series E 5.875%, 4/06/22(a)(e)	EUR	12,180	16,750,927
Deutsche Bank AG Series G 3.375%, 5/12/21	U.S.$	165	163,194
DNB Bank ASA 6.50%, 3/26/22(a)(e)		200	208,168
Fifth Third Bancorp 3.50%, 3/15/22		15	15,057
Goldman Sachs Group, Inc. (The) 2.00%, 7/27/23(a)	EUR	13,508	17,447,427
2.876%, 10/31/22	U.S.$	225	220,106
3.75%, 5/22/25-2/25/26		590	582,029
3.814%, 4/23/29		110	107,654
3.85%, 7/08/24-1/26/27		4,378	4,338,809
4.25%, 10/21/25		385	386,996
HSBC Holdings PLC 4.00%, 3/30/22		6,500	6,649,064
4.041%, 3/13/28		8,052	8,023,697
4.375%, 11/23/26		4,951	4,928,107
4.75%, 7/04/29(a)(e)	EUR	12,755	16,341,783
6.00%, 9/29/23(a)(e)		4,711	6,651,656
6.00%, 5/22/27(e)	U.S.$	465	460,350
6.50%, 3/23/28(e)		270	277,010
HSBC USA, Inc. 2.75%, 8/07/20		310	307,110

abfunds.com	AB GLOBAL BOND FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Intesa Sanpaolo SpA 3.125%, 7/14/22(a)	U.S.$	16,385	$15,860,631
3.375%, 1/12/23(a)		13,790	13,427,875
JPMorgan Chase & Co. 1.375%, 9/16/21(a)	EUR	9,277	11,815,684
2.776%, 4/25/23	U.S.$	560	545,814
3.20%, 6/15/26		1,135	1,088,912
3.22%, 3/01/25		270	262,957
3.509%, 1/23/29		115	111,297
3.782%, 2/01/28		31,084	30,828,489
3.90%, 7/15/25		250	252,195
3.964%, 11/15/48		280	267,976
KeyBank NA/Cleveland OH 2.25%, 3/16/20		250	246,604
Lloyds Banking Group PLC 4.344%, 1/09/48		280	260,166
4.375%, 3/22/28		11,789	11,888,947
4.582%, 12/10/25		2,835	2,834,538
4.65%, 3/24/26		11,124	11,156,271
Morgan Stanley 2.80%, 6/16/20		315	312,937
3.591%, 7/22/28		110	106,487
3.625%, 1/20/27		385	376,728
Series G 1.375%, 10/27/26	EUR	17,531	21,128,015
1.75%, 3/11/24		13,530	17,219,713
3.772%, 1/24/29	U.S.$	110	108,077
4.35%, 9/08/26		700	704,875
5.50%, 7/24/20		295	309,887
National Australia Bank Ltd./New York Series G 2.625%, 7/23/20		250	247,736
Nationwide Building Society 4.00%, 9/14/26(a)		7,305	6,993,822
4.125%, 10/18/32(a)		280	266,081
Nordea Bank AB 4.875%, 5/13/21(a)		12,295	12,793,058
6.125%, 9/23/24(a)(e)		200	206,793
Series G 3.50%, 3/12/25(a)(e)	EUR	13,735	16,562,513
Santander Holdings USA, Inc. 3.40%, 1/18/23	U.S.$	280	273,766
4.40%, 7/13/27		16,388	16,228,692
Santander UK Group Holdings PLC 2.875%, 8/05/21		13,975	13,686,179
3.823%, 11/03/28		280	266,428
4.75%, 9/15/25(a)		5,781	5,812,021

20 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Skandinaviska Enskilda Banken AB 2.45%, 5/27/20(a)	U.S.$	385	$379,782
5.75%, 5/13/20(a)(e)		16,890	17,093,052
Standard Chartered PLC 5.70%, 1/25/22(a)		4,670	4,927,635
Sumitomo Mitsui Banking Corp. 1.966%, 1/11/19		9,333	9,275,453
Swedbank AB 5.50%, 3/17/20(a)(e)		1,200	1,214,292
UBS AG/Stamford CT 7.625%, 8/17/22		3,671	4,122,309
UBS Group Funding Switzerland AG 4.125%, 9/24/25(a)		4,933	4,955,238
UniCredit SpA 3.75%, 4/12/22(a)		11,665	11,593,773
4.625%, 4/12/27(a)		250	252,163
US Bancorp Series J 5.30%, 4/15/27(e)		6,443	6,579,830
Wells Fargo & Co. 2.625%, 8/16/22(a)	EUR	383	511,001
3.00%, 10/23/26	U.S.$	1,140	1,067,410
3.069%, 1/24/23		208	204,557
3.50%, 3/08/22		325	326,011
4.10%, 6/03/26		500	498,024
Series M 3.45%, 2/13/23		205	202,122
Westpac Banking Corp. 2.15%, 3/06/20		282	277,654
Zions Bancorporation 4.50%, 6/13/23		26	26,583

			558,108,329

Brokerage – 0.0%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/30		280	260,742

Finance – 0.2%
GE Capital International Funding Co. Unlimited Co. 2.342%, 11/15/20		556	543,482
4.418%, 11/15/35		420	408,293
International Lease Finance Corp. 6.25%, 5/15/19		170	175,817
Peachtree Corners Funding Trust 3.976%, 2/15/25(a)		250	249,627

abfunds.com	AB GLOBAL BOND FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Synchrony Financial 3.95%, 12/01/27	U.S.$	13,580	$12,841,560

			14,218,779

Insurance – 1.1%
ACE Capital Trust II 9.70%, 4/01/30		150	217,302
Aetna, Inc. 3.875%, 8/15/47		230	206,146
Allianz SE 3.099%, 7/06/47(a)	EUR	100	130,345
Allstate Corp. (The) 6.50%, 5/15/57	U.S.$	160	188,109
American International Group, Inc. 6.82%, 11/15/37		198	247,641
Series A-9 5.75%, 4/01/48		155	157,070
Anthem, Inc. 3.30%, 1/15/23		15	14,833
3.50%, 8/15/24		250	245,232
4.55%, 3/01/48		275	278,032
Aon Corp. 8.205%, 1/01/27		155	194,586
Assicurazioni Generali SpA Series E 7.75%, 12/12/42(a)	EUR	6,400	9,896,188
Aviva PLC 3.375%, 12/04/45(a)		9,277	12,041,002
Series E 6.125%, 7/05/43(a)		10,505	15,661,083
Cloverie PLC for Swiss Re Corporate Solutions Ltd. 4.50%, 9/11/44(a)	U.S.$	200	198,818
CNP Assurances 4.50%, 6/10/47(a)	EUR	2,100	2,936,007
Five Corners Funding Trust 4.419%, 11/15/23(a)	U.S.$	2,400	2,488,718
Groupama SA 6.00%, 1/23/27	EUR	6,700	9,991,268
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/77(a)	U.S.$	149	151,787
Hartford Financial Services Group, Inc. (The) Series ICON 3.964% (LIBOR 3 Month + 2.13%), 2/12/47(a)(d)		280	272,230

22 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Jackson National Life Global Funding 2.50%, 6/27/22(a)	U.S.$	275	$266,674
Liberty Mutual Finance Europe DAC 1.75%, 3/27/24(a)	EUR	3,074	3,865,677
Lincoln National Corp. 7.00%, 6/15/40	U.S.$	90	118,581
Massachusetts Mutual Life Insurance Co. 8.875%, 6/01/39(a)		2	3,147
MetLife Capital Trust IV 7.875%, 12/15/37(a)		207	262,087
MetLife, Inc. Series D 4.368%, 9/15/23		485	505,763
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Series E 6.25%, 5/26/42(a)	EUR	2,700	4,018,020
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)	U.S.$	4,415	7,117,218
Prudential Financial, Inc. 3.878%, 3/27/28		215	217,933
5.20%, 3/15/44		145	146,797
5.625%, 6/15/43		375	393,098
UnitedHealth Group, Inc. 3.875%, 10/15/20		285	290,786
XLIT Ltd. 3.25%, 6/29/47	EUR	3,005	3,720,501
5.50%, 3/31/45	U.S.$	56	61,262
5.75%, 10/01/21		135	145,743

			76,649,684

REITS – 0.4%
American Homes 4 Rent LP 4.25%, 2/15/28		280	275,418
American Tower Corp. 3.40%, 2/15/19		110	110,475
4.70%, 3/15/22		4,000	4,170,620
5.05%, 9/01/20		4,800	4,997,256
DDR Corp. 3.625%, 2/01/25		170	162,904
HCP, Inc. 3.875%, 8/15/24		335	332,447
Healthcare Trust of America Holdings LP 3.375%, 7/15/21		1,784	1,787,773
Hospitality Properties Trust 4.65%, 3/15/24		225	229,328
Kilroy Realty LP 6.625%, 6/01/20		250	267,008

abfunds.com	AB GLOBAL BOND FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mid-America Apartments LP 3.75%, 6/15/24	U.S.$	100	$99,616
Omega Healthcare Investors, Inc. 4.375%, 8/01/23		215	214,909
Realty Income Corp. 3.875%, 4/15/25		270	269,195
Spirit Realty LP 4.45%, 9/15/26		1,734	1,678,408
Ventas Realty LP/Ventas Capital Corp. 2.70%, 4/01/20		150	148,687
VEREIT Operating Partnership LP 3.00%, 2/06/19		100	99,985
4.60%, 2/06/24		3,492	3,538,946
Vornado Realty LP 3.50%, 1/15/25		560	542,082
Weyerhaeuser Co. 4.625%, 9/15/23		165	173,682
WPC Eurobond BV 2.125%, 4/15/27	EUR	8,082	9,927,173

			29,025,912

			678,263,446

Industrial – 8.8%
Basic – 0.7%
Agrium, Inc. 3.375%, 3/15/25	U.S.$	105	101,994
Anglo American Capital PLC 3.75%, 4/10/22(a)		480	479,164
4.875%, 5/14/25(a)		200	205,476
BHP Billiton Finance USA Ltd. 6.42%, 3/01/26		147	173,973
Braskem Netherlands Finance BV 3.50%, 1/10/23(a)		6,146	5,896,472
Celulosa Arauco y Constitucion SA 4.50%, 8/01/24		270	276,075
Equate Petrochemical BV 3.00%, 3/03/22(a)		15,619	15,072,335
4.25%, 11/03/26(a)		200	198,250
Georgia-Pacific LLC 5.40%, 11/01/20(a)		167	176,650
Glencore Finance Canada Ltd. 4.95%, 11/15/21(a)		105	109,626
Glencore Finance Europe Ltd. 1.75%, 3/17/25(a)	EUR	2,383	2,963,598
3.375%, 9/30/20(a)		1,555	2,065,446
Glencore Funding LLC 4.00%, 3/27/27(a)	U.S.$	2,431	2,347,510

24 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.125%, 5/30/23(a)	U.S.$	2,923	$2,937,367
4.625%, 4/29/24(a)		7,550	7,730,430
GTL Trade Finance, Inc./Gerdau Holdings, Inc. 5.893%, 4/29/24(a)		1,704	1,810,721
Inversiones CMPC SA 4.375%, 4/04/27(a)		265	264,487
Mexichem SAB de CV 4.00%, 10/04/27(a)		280	265,300
Monsanto Co. 2.85%, 4/15/25		275	261,155
Mosaic Co. (The) 5.625%, 11/15/43		87	91,400
Newmont Mining Corp. 5.125%, 10/01/19		265	272,755
OCP SA 5.625%, 4/25/24(a)		1,784	1,884,350
Vale Overseas Ltd. 6.25%, 8/10/26		15	16,748
6.875%, 11/21/36		186	218,773
Yamana Gold, Inc. 4.625%, 12/15/27(a)		225	220,845
4.95%, 7/15/24		3,336	3,441,021

			49,481,921

Capital Goods – 0.2%
CNH Industrial Capital LLC 4.375%, 4/05/22		102	103,384
General Electric Co. Series D 5.00%, 1/21/21(e)		3,300	3,266,841
Series G 6.875%, 1/10/39		175	226,530
Holcim Finance Luxembourg SA 2.25%, 5/26/28(a)	EUR	10,740	13,692,320

			17,289,075

Communications - Media – 0.6%
21st Century Fox America, Inc. 3.00%, 9/15/22	U.S.$	1,498	1,479,001
5.40%, 10/01/43		230	270,313
CBS Corp. 3.375%, 2/15/28		85	78,973
3.50%, 1/15/25		55	53,359
3.70%, 6/01/28(a)		115	109,472
5.50%, 5/15/33		85	90,970
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579%, 7/23/20		4,300	4,313,386

abfunds.com	AB GLOBAL BOND FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.75%, 2/15/28	U.S.$	115	$106,004
4.908%, 7/23/25		13,600	13,871,089
Comcast Corp. 3.90%, 3/01/38		280	271,487
4.25%, 1/15/33		350	362,337
4.75%, 3/01/44		200	211,071
Cox Communications, Inc. 2.95%, 6/30/23(a)		2,794	2,695,604
4.50%, 6/30/43(a)		160	144,526
Myriad International Holdings BV 4.85%, 7/06/27(a)		6,717	6,849,560
6.00%, 7/18/20(a)		5,287	5,566,524
Omnicom Group, Inc. 3.60%, 4/15/26		201	194,694
4.45%, 8/15/20		150	154,483
RELX Capital, Inc. 8.625%, 1/15/19		30	31,324
Thomson Reuters Corp. 4.30%, 11/23/23		445	455,392
Time Warner Cable LLC 4.50%, 9/15/42		100	87,670
6.55%, 5/01/37		105	117,847
Time Warner, Inc. 2.95%, 7/15/26		120	110,014
3.55%, 6/01/24		6,274	6,184,100
3.60%, 7/15/25		150	145,905
4.05%, 12/15/23		215	220,125
Viacom, Inc. 3.875%, 12/15/21		188	190,719
5.625%, 9/15/19		10	10,376
5.85%, 9/01/43		110	118,968
WPP Finance 2010 4.75%, 11/21/21		383	399,273

			44,894,566

Communications - Telecommunications – 1.1%
AT&T, Inc. 3.40%, 8/14/24-5/15/25		18,838	18,865,124
3.60%, 2/17/23		2,994	3,008,341
3.80%, 3/15/22		733	743,623
3.90%, 8/14/27		7,195	7,236,674
4.125%, 2/17/26		5,849	5,885,311
4.50%, 3/09/48		130	121,526
4.75%, 5/15/46		207	200,956
4.80%, 6/15/44		70	68,313
4.90%, 8/14/37		16,605	16,770,718
5.15%, 2/14/50		200	201,799

26 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.45%, 3/01/47	U.S.$	195	$207,348
British Telecommunications PLC 9.125%, 12/15/30(g)		150	218,318
Crown Castle Towers LLC 4.883%, 8/15/20(a)		260	269,195
Rogers Communications, Inc. 4.00%, 6/06/22	CAD	5,000	4,065,817
4.30%, 2/15/48	U.S.$	212	212,911
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 3/20/25(a)		17,360	17,429,718
Telefonica Emisiones SAU 4.665%, 3/06/38		220	221,546
5.134%, 4/27/20		486	505,206
Verizon Communications, Inc. 3.85%, 11/01/42		255	223,675
4.125%, 3/16/27		110	111,366
4.272%, 1/15/36		139	133,077
4.522%, 9/15/48		215	206,176
4.862%, 8/21/46		140	141,386
5.50%, 3/16/47		55	60,803
Vodafone Group PLC 6.15%, 2/27/37		30	34,811

			77,143,738

Consumer Cyclical - Automotive – 0.7%
BMW US Capital LLC 2.00%, 4/11/21(a)		515	498,885
Daimler Finance North America LLC 2.45%, 5/18/20(a)		150	147,915
Ford Motor Co. 4.346%, 12/08/26		8,450	8,358,934
Ford Motor Credit Co. LLC 3.81%, 1/09/24		4,342	4,260,027
4.134%, 8/04/25		16,205	15,959,964
5.00%, 5/15/18		4,545	4,557,181
Series G 4.389%, 1/08/26		200	199,212
General Motors Co. 4.20%, 10/01/27		4,950	4,850,347
5.40%, 4/01/48		330	331,263
General Motors Financial Co., Inc. 3.70%, 5/09/23		2,606	2,586,664
4.30%, 7/13/25		150	150,131
5.25%, 3/01/26		3,539	3,738,663
Hyundai Capital America 1.75%, 9/27/19(a)(f)		220	215,458

abfunds.com	AB GLOBAL BOND FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

2.55%, 4/03/20(a)	U.S.$	177	$174,450
Hyundai Capital Services, Inc. 1.625%, 8/30/19(a)		270	264,255
Nissan Motor Acceptance Corp. 2.25%, 1/13/20(a)		265	261,888

			46,555,237

Consumer Cyclical - Entertainment – 0.5%
Carnival Corp. 1.625%, 2/22/21	EUR	26,900	34,507,140

Consumer Cyclical - Other – 0.1%
Owens Corning 4.40%, 1/30/48	U.S.$	110	102,065
7.00%, 12/01/36		50	62,876
Wyndham Worldwide Corp. 4.25%, 3/01/22		3,300	3,293,407

			3,458,348

Consumer Cyclical - Retailers – 0.0%
Home Depot, Inc. (The) 5.40%, 9/15/40		90	109,093
Lowe’s Cos., Inc. 3.70%, 4/15/46		115	107,107
Nordstrom, Inc. 5.00%, 1/15/44		115	107,829
Walgreens Boots Alliance, Inc. 3.80%, 11/18/24		430	423,717

			747,746

Consumer Non-Cyclical – 1.8%
Abbott Laboratories 3.25%, 4/15/23		265	262,754
AbbVie, Inc. 1.375%, 5/17/24	EUR	7,050	8,782,551
2.90%, 11/06/22	U.S.$	300	292,850
3.20%, 5/14/26		235	223,473
3.60%, 5/14/25		263	259,224
4.70%, 5/14/45		100	103,059
Ahold Finance USA LLC 6.875%, 5/01/29		4,809	5,813,393
Allergan Funding SCS 3.85%, 6/15/24		220	217,292
Altria Group, Inc. 3.875%, 9/16/46		230	214,541
AmerisourceBergen Corp. 4.30%, 12/15/47		396	374,515

28 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Amgen, Inc. 4.40%, 5/01/45	U.S.$	420	$420,455
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/01/21		530	525,609
3.65%, 2/01/26		657	652,586
4.90%, 2/01/46		290	311,811
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 4/15/38		220	224,310
4.60%, 4/15/48		270	279,243
BAT Capital Corp. 4.54%, 8/15/47(a)		270	267,096
BAT International Finance PLC 2.75%, 6/15/20(a)		100	99,082
Becton Dickinson and Co. 2.894%, 6/06/22		110	106,755
2.944% (LIBOR 3 Month + 0.88%), 12/29/20(d)		275	275,233
3.734%, 12/15/24		38	37,347
Biogen, Inc. 3.625%, 9/15/22		153	154,575
5.20%, 9/15/45		140	152,796
Bunge Ltd. Finance Corp. 3.50%, 11/24/20		174	174,893
8.50%, 6/15/19		9,015	9,577,248
Campbell Soup Co. 4.15%, 3/15/28		110	109,237
Cardinal Health, Inc. 3.079%, 6/15/24		275	262,491
Celgene Corp. 2.75%, 2/15/23		11,565	11,107,373
3.25%, 2/20/23		12,995	12,768,939
3.45%, 11/15/27		13,752	13,058,102
4.55%, 2/20/48		220	216,248
4.625%, 5/15/44		100	99,376
5.00%, 8/15/45		190	198,301
CVS Health Corp. 3.875%, 7/20/25		440	436,112
4.10%, 3/25/25		13,945	14,060,228
4.30%, 3/25/28		13,945	14,020,582
4.78%, 3/25/38		490	496,675
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/21(a)		200	212,366
Gilead Sciences, Inc. 3.65%, 3/01/26		320	321,044
4.15%, 3/01/47		110	108,734
4.60%, 9/01/35		210	225,123

abfunds.com	AB GLOBAL BOND FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Imperial Brands Finance PLC 2.95%, 7/21/20(a)	U.S.$	250	$248,166
Kraft Heinz Foods Co. 3.50%, 6/06/22		435	434,741
4.375%, 6/01/46		300	274,523
Laboratory Corp. of America Holdings 3.60%, 2/01/25		100	98,512
Leisureworld Senior Care LP Series B 3.474%, 2/03/21	CAD	7,675	6,080,666
McKesson Corp. 0.625%, 8/17/21	EUR	7,800	9,692,516
Mylan, Inc. 2.55%, 3/28/19	U.S.$	220	218,940
3.125%, 1/15/23(a)		100	96,841
4.20%, 11/29/23		105	106,387
4.55%, 4/15/28(a)		165	165,153
Philip Morris International, Inc. 4.25%, 11/10/44		205	205,898
Reckitt Benckiser Treasury Services PLC 2.75%, 6/26/24(a)		290	276,296
Reynolds American, Inc. 4.45%, 6/12/25		8,300	8,536,334
6.875%, 5/01/20		200	214,683
Smithfield Foods, Inc. 3.35%, 2/01/22(a)		113	110,371
Stryker Corp. 2.625%, 3/15/21		68	67,232
Zimmer Biomet Holdings, Inc. 2.70%, 4/01/20		205	202,860
2.928% (LIBOR 3 Month + 0.75%), 3/19/21(d)		110	110,109
3.70%, 3/19/23		107	107,201
4.45%, 8/15/45		110	105,366

			124,856,417

Energy – 1.7%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/47(a)		225	218,813
Anadarko Finance Co. Series B 7.50%, 5/01/31		50	63,804
Anadarko Petroleum Corp. 3.45%, 7/15/24		50	48,452
6.20%, 3/15/40		115	135,949
Andeavor 3.80%, 4/01/28		255	245,346
5.125%, 12/15/26		200	211,334

30 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.50%, 12/01/22	U.S.$	220	$216,454
Apache Corp. 6.90%, 9/15/18		2,700	2,749,105
Apache Finance Canada Corp. 7.75%, 12/15/29		60	75,926
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/47		110	103,913
Boardwalk Pipelines LP 4.95%, 12/15/24		100	103,117
BP Capital Markets PLC 4.50%, 10/01/20		310	321,248
Canadian Natural Resources Ltd. 2.95%, 1/15/23		390	378,967
3.85%, 6/01/27		121	118,676
6.50%, 2/15/37		30	36,961
Cenovus Energy, Inc. 4.25%, 4/15/27		230	223,935
ConocoPhillips Co. 4.95%, 3/15/26		240	261,598
5.95%, 3/15/46		125	161,152
Devon Energy Corp. 3.25%, 5/15/22		360	355,886
Ecopetrol SA 5.875%, 9/18/23		160	171,200
Enbridge Energy Partners LP 4.375%, 10/15/20		100	101,922
5.875%, 10/15/25		160	176,919
9.875%, 3/01/19		205	217,360
Encana Corp. 3.90%, 11/15/21		170	172,235
Energy Transfer Partners LP 3.60%, 2/01/23		165	161,443
4.65%, 6/01/21		2,850	2,930,769
4.90%, 2/01/24		2,700	2,774,444
6.05%, 6/01/41		85	86,059
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23		155	156,792
5.00%, 10/01/22		105	109,587
EnLink Midstream Partners LP 4.15%, 6/01/25		10,425	10,161,070
Enterprise Products Operating LLC 3.70%, 2/15/26		260	257,792
4.25%, 2/15/48		165	160,680

abfunds.com	AB GLOBAL BOND FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.10%, 2/15/45	U.S.$	125	$135,832
5.20%, 9/01/20		195	204,048
Hess Corp. 4.30%, 4/01/27		5,605	5,485,092
6.00%, 1/15/40		55	57,945
7.125%, 3/15/33		60	70,405
7.875%, 10/01/29		41	50,299
Husky Energy, Inc. 3.95%, 4/15/22		115	117,276
4.00%, 4/15/24		115	117,007
Kerr-McGee Corp. 6.95%, 7/01/24		90	103,986
Kinder Morgan Energy Partners LP 3.45%, 2/15/23		250	244,304
4.30%, 5/01/24		380	382,750
6.375%, 3/01/41		55	62,426
Kinder Morgan, Inc./DE 5.00%, 2/15/21(a)		3,100	3,221,855
5.05%, 2/15/46		280	274,686
Marathon Oil Corp. 6.80%, 3/15/32		117	140,148
Marathon Petroleum Corp. 5.00%, 9/15/54		95	92,750
5.85%, 12/15/45		67	73,665
6.50%, 3/01/41		139	170,080
MPLX LP 4.875%, 12/01/24		100	104,945
Noble Energy, Inc. 3.85%, 1/15/28		495	486,815
3.90%, 11/15/24		15,277	15,382,335
Occidental Petroleum Corp. 4.20%, 3/15/48		165	166,081
Oleoducto Central SA 4.00%, 5/07/21(a)		3,210	3,218,025
ONEOK Partners LP 3.80%, 3/15/20		160	161,425
4.90%, 3/15/25		145	151,050
Peru LNG Srl 5.375%, 3/22/30(a)		275	276,100
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24		11,321	10,768,275
3.85%, 10/15/23		5,943	5,790,782
4.65%, 10/15/25		150	150,948
Sabine Pass Liquefaction LLC 4.20%, 3/15/28		160	157,607
5.00%, 3/15/27		268	278,297

32 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.625%, 4/15/23	U.S.$	14,220	$15,199,303
Shell International Finance BV 4.375%, 5/11/45		210	222,115
Spectra Energy Partners LP 3.50%, 3/15/25		85	81,955
4.60%, 6/15/21		330	340,598
Suncor Energy, Inc. 3.60%, 12/01/24		150	149,635
6.50%, 6/15/38		76	98,316
Sunoco Logistics Partners Operations LP 3.90%, 7/15/26		160	152,284
4.25%, 4/01/24		9,200	9,144,607
5.40%, 10/01/47		100	95,159
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/26(a)		6,019	5,755,669
TransCanada PipeLines Ltd. 3.80%, 10/01/20		485	494,083
Valero Energy Corp. 3.40%, 9/15/26		235	225,562
6.625%, 6/15/37		100	126,482
Western Gas Partners LP 5.45%, 4/01/44		110	110,723
Williams Partners LP 3.90%, 1/15/25		4,098	4,043,357
4.00%, 11/15/21		2,603	2,636,836
4.50%, 11/15/23		4,200	4,320,590
5.80%, 11/15/43		125	137,167

			115,100,588

Services – 0.3%
Amazon.com, Inc. 3.875%, 8/22/37(a)		120	119,422
4.80%, 12/05/34		225	249,362
Booking Holdings, Inc. 3.60%, 6/01/26		104	102,178
eBay, Inc. 3.60%, 6/05/27		220	212,609
Expedia Group, Inc. 3.80%, 2/15/28		9,651	8,968,877
Moody’s Corp. 2.75%, 12/15/21		430	421,980
4.875%, 2/15/24		145	153,862
S&P Global, Inc. 4.40%, 2/15/26		6,913	7,256,625
Total System Services, Inc. 3.75%, 6/01/23		100	99,900
3.80%, 4/01/21		109	110,247

abfunds.com	AB GLOBAL BOND FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Verisk Analytics, Inc. 5.50%, 6/15/45	U.S.$	100	$111,277

			17,806,339

Technology – 0.8%
Activision Blizzard, Inc. 2.60%, 6/15/22		197	191,056
Agilent Technologies, Inc. 3.875%, 7/15/23		250	253,518
5.00%, 7/15/20		1,040	1,083,446
Apple, Inc. 3.45%, 2/09/45		575	530,244
4.65%, 2/23/46		240	264,252
Applied Materials, Inc. 4.35%, 4/01/47		105	111,389
Baidu, Inc. 2.875%, 7/06/22		275	266,913
3.875%, 9/29/23		200	200,201
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625%, 1/15/24		3,109	3,058,961
3.875%, 1/15/27		6,868	6,683,635
Cisco Systems, Inc. 5.50%, 1/15/40		90	112,953
5.90%, 2/15/39		75	97,967
Dell International LLC/EMC Corp. 5.45%, 6/15/23(a)		4,485	4,753,387
6.02%, 6/15/26(a)		1,833	1,972,977
DXC Technology Co. 2.875%, 3/27/20		185	183,957
Fidelity National Information Services, Inc. 0.40%, 1/15/21	EUR	5,093	6,281,001
3.875%, 6/05/24	U.S.$	68	68,709
Hewlett Packard Enterprise Co. 2.10%, 10/04/19(a)		193	190,390
6.35%, 10/15/45		75	80,092
Juniper Networks, Inc. 4.50%, 3/15/24		150	154,028
KLA-Tencor Corp. 4.65%, 11/01/24		11,238	11,726,797
Lam Research Corp. 2.75%, 3/15/20		260	258,908
Microsoft Corp. 3.45%, 8/08/36		540	527,716
3.70%, 8/08/46		500	492,262
Oracle Corp. 3.90%, 5/15/35		190	189,914
4.00%, 11/15/47		430	425,248

34 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.375%, 7/15/40	U.S.$	150	$179,811
QUALCOMM, Inc. 2.25%, 5/20/20		205	202,008
2.60%, 1/30/23		270	258,693
Seagate HDD Cayman 4.75%, 6/01/23-1/01/25		5,206	5,093,224
4.875%, 3/01/24(a)		3,611	3,581,495
Tencent Holdings Ltd. 3.375%, 5/02/19(a)		5,087	5,113,295
3.925%, 1/19/38(a)		280	266,477
VMware, Inc. 2.95%, 8/21/22		88	84,621
Xerox Corp. 3.625%, 3/15/23		280	273,454

			55,212,999

Transportation - Airlines – 0.1%
Southwest Airlines Co. Pass-Through Trust Series 07-1 6.15%, 8/01/22		4,664	4,973,836

Transportation - Railroads – 0.0%
CSX Corp. 3.80%, 11/01/46		230	211,916
4.40%, 3/01/43		100	101,123

			313,039

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 3.95%, 1/19/22(a)		12,115	12,084,712
Asciano Finance Ltd. 4.625%, 9/23/20(a)		1,501	1,536,563
5.00%, 4/07/18(a)		2,676	2,676,613
Aviation Capital Group LLC 3.50%, 11/01/27(a)		280	263,237
FedEx Corp. 4.05%, 2/15/48		225	211,671
4.55%, 4/01/46		210	212,901
Ryder System, Inc. 3.40%, 3/01/23		235	234,390

			17,220,087

			609,561,076

Utility – 0.4%
Electric – 0.3%
AEP Transmission Co. LLC 3.75%, 12/01/47(a)		110	105,170

abfunds.com	AB GLOBAL BOND FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Berkshire Hathaway Energy Co. 4.50%, 2/01/45	U.S.$	150	$160,325
Cerro del Aguila SA 4.125%, 8/16/27(a)		200	190,500
Consolidated Edison, Inc. 2.00%, 5/15/21		165	159,294
Dominion Energy, Inc. 2.579%, 7/01/20		270	266,620
2.962%, 7/01/19		156	155,708
4.70%, 12/01/44		275	291,001
DTE Electric Co. 3.70%, 3/15/45		110	106,582
Duke Energy Corp. 3.75%, 9/01/46		170	153,932
3.95%, 8/15/47		110	103,402
Duke Energy Florida LLC 6.40%, 6/15/38		150	200,779
Edison International 4.125%, 3/15/28		203	204,423
EDP Finance BV 4.125%, 1/15/20(a)		142	144,185
Enel Americas SA 4.00%, 10/25/26		91	88,611
Enel Finance International NV 3.625%, 5/25/27(a)		225	213,880
Enel Generacion Chile SA 4.25%, 4/15/24		100	101,375
Entergy Corp. 4.00%, 7/15/22		174	177,677
Exelon Corp. 5.10%, 6/15/45		150	167,383
5.15%, 12/01/20		409	427,449
5.625%, 6/15/35		55	65,730
Exelon Generation Co. LLC 2.95%, 1/15/20		199	198,388
Infraestructura Energetica Nova SAB de CV 4.875%, 1/14/48(a)		225	208,969
Korea Southern Power Co., Ltd. 3.00%, 1/29/21(a)		6,162	6,124,160
Monongahela Power Co. 4.10%, 4/15/24(a)		3,231	3,345,148
National Rural Utilities Cooperative Finance Corp. 2.90%, 3/15/21		248	246,348
Oncor Electric Delivery Co. LLC 7.00%, 5/01/32		175	233,482

36 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PPL Capital Funding, Inc. 4.00%, 9/15/47	U.S.$	110	$106,285
PSEG Power LLC 3.00%, 6/15/21		265	264,022
Sempra Energy 3.80%, 2/01/38		280	264,021
Southern Power Co. Series F 4.95%, 12/15/46		160	165,977
TECO Finance, Inc. 5.15%, 3/15/20		2,970	3,075,803
Union Electric Co. 6.70%, 2/01/19		2,019	2,083,806
Virginia Electric & Power Co. Series B 3.80%, 9/15/47		110	106,244
Wisconsin Electric Power Co. 4.25%, 12/15/19		35	35,829

			19,942,508

Natural Gas – 0.1%
CenterPoint Energy Resources Corp. 4.10%, 9/01/47		107	104,694
4.50%, 1/15/21		1,460	1,506,831
NiSource Finance Corp. 3.95%, 3/30/48		110	103,890
NiSource, Inc. 6.80%, 1/15/19		1,121	1,153,342
Talent Yield Investments Ltd. 4.50%, 4/25/22(a)		6,500	6,678,610

			9,547,367

			29,489,875

Total Corporates – Investment Grade (cost $1,304,662,381)			1,317,314,397

MORTGAGE PASS-THROUGHS – 8.8%
Agency Fixed Rate 30-Year – 8.6%
Federal National Mortgage Association 5.50%, 5/01/38		2,561	2,806,510
Series 2005 5.50%, 2/01/35		20	21,467
Series 2007 5.50%, 9/01/36-8/01/37		27	29,277
Series 2008 5.50%, 3/01/37		6	6,709
Series 2009 5.00%, 12/01/39		18	19,866

abfunds.com	AB GLOBAL BOND FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2018 3.50%, 4/01/48, TBA	U.S.$	140,418	$140,714,575
4.00%, 4/01/48, TBA		309,029	317,093,018
4.50%, 4/01/48, TBA		130,941	137,099,001

			597,790,423

Other Agency Fixed Rate Programs – 0.2%
Canadian Mortgage Pools 6.125%, 12/15/24	CAD	14,311	12,949,273

Total Mortgage Pass-Throughs (cost $607,079,020)			610,739,696

INFLATION-LINKED SECURITIES – 7.8%
Japan – 2.3%
Japanese Government CPI Linked Bond Series 21 0.10%, 3/10/26	JPY	6,520,540	64,897,834
Series 22 0.10%, 3/10/27		9,306,240	93,026,279

			157,924,113

New Zealand – 0.2%
New Zealand Government Bond Series 925 2.00%, 9/20/25(a)	NZD	20,554	15,456,506

United States – 5.3%
U.S. Treasury Inflation Index 1.875%, 7/15/19 (TIPS)(b)	U.S.$	361,458	371,202,522

Total Inflation-Linked Securities (cost $534,876,539)			544,583,141

CORPORATES – NON-INVESTMENT GRADE – 5.7%
Financial Institutions – 3.2%
Banking – 3.1%
ABN AMRO Bank NV 4.75%, 9/22/27(a)(e)	EUR	13,000	16,555,177
Banco Bilbao Vizcaya Argentaria SA 5.875%, 5/24/22(a)(e)		10,600	14,153,336
6.125%, 11/16/27(e)	U.S.$	400	388,518
Banco Santander SA 6.25%, 9/11/21(a)(e)	EUR	10,600	14,379,654
6.375%, 5/19/19(a)(e)	U.S.$	200	202,804

38 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bank of America Corp. Series FF 5.875%, 3/15/28(e)	U.S.$	13,893	$13,984,652
Bank of Ireland 7.375%, 6/18/20(a)(e)	EUR	6,397	8,717,664
Barclays Bank PLC 6.86%, 6/15/32(a)(e)	U.S.$	37	43,450
Barclays PLC 5.20%, 5/12/26		5,621	5,673,292
6.625%, 9/15/19(e)		215	219,837
7.875%, 3/15/22(a)(e)		200	213,247
8.00%, 12/15/20(e)	EUR	10,585	14,815,938
CaixaBank SA 6.75%, 6/13/24(a)(e)		2,800	3,901,757
CIT Group, Inc.
4.125%, 3/09/21	U.S.$	106	106,697
5.25%, 3/07/25		4,655	4,759,677
Citigroup, Inc. 5.95%, 1/30/23(e)		260	267,130
Series P 5.95%, 5/15/25(e)		4,225	4,343,300
Series T 6.25%, 8/15/26(e)		95	100,349
Credit Agricole SA 6.625%, 9/23/19(a)(e)		215	220,982
8.125%, 12/23/25(a)(e)		14,515	16,528,956
8.375%, 10/13/19(a)(e)		175	186,654
Credit Suisse Group AG 6.25%, 12/18/24(a)(e)		11,489	11,761,358
7.50%, 12/11/23(a)(e)		200	216,250
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/22(e)		8,935	8,670,122
ING Groep NV 6.00%, 4/16/20(e)		215	220,644
6.875%, 4/16/22(a)(e)		205	214,789
Intesa Sanpaolo SpA 3.928%, 9/15/26(a)	EUR	707	936,298
5.017%, 6/26/24(a)	U.S.$	6,963	6,871,548
7.75%, 1/11/27(a)(e)	EUR	628	943,384
Lloyds Banking Group PLC 6.657%, 5/21/37(a)(e)	U.S.$	129	143,635
7.50%, 6/27/24(e)		2,630	2,847,627
Royal Bank of Scotland Group PLC 2.001% (EURIBOR 3 Month + 2.33%), 6/30/18(a)(d)(e)	EUR	550	671,245
8.625%, 8/15/21(e)	U.S.$	8,654	9,449,545

abfunds.com	AB GLOBAL BOND FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series U 4.622% (LIBOR 3 Month + 2.32%), 9/30/27(d)(e)	U.S.$	3,700	$3,743,109
Societe Generale SA 7.375%, 9/13/21(a)(e)		205	217,812
7.375%, 9/13/21(a)		14,886	15,822,136
8.00%, 9/29/25(a)(e)		200	223,250
Standard Chartered PLC 3.277% (LIBOR 3 Month + 1.51%), 1/30/27(a)(d)(e)		200	189,466
7.75%, 4/02/23(a)(e)		200	213,844
SunTrust Banks, Inc. Series H 5.125%, 12/15/27(e)		230	219,891
UBS Group AG 6.875%, 3/22/21(a)(e)		12,055	12,644,984
7.125%, 2/19/20-8/10/21(a)(e)		643	674,635
UniCredit SpA 6.625%, 6/03/23(a)(e)	EUR	12,115	16,178,714

			212,837,357

Brokerage – 0.0%
LPL Holdings, Inc. 5.75%, 9/15/25(a)	U.S.$	94	92,832

Finance – 0.1%
Navient Corp. 6.50%, 6/15/22		154	159,195
6.625%, 7/26/21		8,420	8,748,119
8.00%, 3/25/20		410	435,930

			9,343,244

Insurance – 0.0%
Voya Financial, Inc. 4.70%, 1/23/48(a)		225	205,010

			222,478,443

Industrial – 2.3%
Basic – 0.1%
FMG Resources (August 2006) Pty Ltd. 5.125%, 5/15/24(a)		165	164,349
NOVA Chemicals Corp. 5.00%, 5/01/25(a)		63	60,475
5.25%, 8/01/23(a)		3,890	3,912,290

			4,137,114

Capital Goods – 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.25%, 9/15/22(a)		200	199,043

40 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Tervita Escrow Corp. 7.625%, 12/01/21(h)	U.S.$	74	$74,908

			273,951

Communications - Media – 0.1%
Altice France SA/France 6.00%, 5/15/22(a)		200	195,064
7.375%, 5/01/26(a)		7,208	6,861,454
CCO Holdings LLC/CCO Holdings Capital Corp. 5.00%, 2/01/28(a)		110	103,262
CSC Holdings LLC 6.625%, 10/15/25(a)		200	206,250
TEGNA, Inc. 4.875%, 9/15/21(a)		100	101,015

			7,467,045

Communications - Telecommunications – 0.1%
CenturyLink, Inc. Series S 6.45%, 6/15/21		3,975	4,053,721
Series T 5.80%, 3/15/22		5,612	5,476,874
Qwest Corp. 6.75%, 12/01/21		150	160,661
SoftBank Group Corp. 6.875%, 7/19/27(a)(e)		200	190,354

			9,881,610

Consumer Cyclical - Automotive – 0.0%
LKQ Italia Bondco SpA 3.875%, 4/01/24(a)	EUR	1,414	1,833,600

Consumer Cyclical - Other – 0.1%
Cirsa Funding Luxembourg SA 5.875%, 5/15/23(a)		845	1,067,886
International Game Technology PLC 4.75%, 2/15/23(a)		4,080	5,499,899
6.50%, 2/15/25(a)	U.S.$	3,090	3,321,036
PulteGroup, Inc. 5.00%, 1/15/27		38	37,067
6.375%, 5/15/33		26	27,202
7.875%, 6/15/32		11	13,009

			9,966,099

Consumer Cyclical - Retailers – 0.0%
Dufry Finance SCA 4.50%, 8/01/23(a)	EUR	2,452	3,143,086

abfunds.com	AB GLOBAL BOND FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Group 1 Automotive, Inc. 5.25%, 12/15/23(a)	U.S.$	90	$90,000

			3,233,086

Consumer Non-Cyclical – 0.5%
CHS/Community Health Systems, Inc. 6.25%, 3/31/23		6,100	5,613,165
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/23(a)		4,459	3,366,545
Endo Finance LLC 5.75%, 1/15/22(a)		100	82,364
LifePoint Health, Inc. 5.875%, 12/01/23		154	155,334
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.875%, 4/15/20(a)		4,794	4,563,049
5.75%, 8/01/22(a)		1,312	1,138,189
Tenet Healthcare Corp. 4.375%, 10/01/21		3,911	3,862,969
4.50%, 4/01/21		5,670	5,621,890
Valeant Pharmaceuticals International, Inc. 4.50%, 5/15/23(a)	EUR	4,350	4,736,925
5.50%, 11/01/25(a)	U.S.$	31	30,164
5.875%, 5/15/23(a)		3,855	3,411,675
6.125%, 4/15/25(a)		2,532	2,175,811

			34,758,080

Energy – 0.9%
Antero Resources Corp. 5.125%, 12/01/22		3,501	3,533,055
California Resources Corp. 5.50%, 9/15/21		363	279,803
8.00%, 12/15/22(a)		972	762,002
Cheniere Energy Partners LP 5.25%, 10/01/25(a)		8,613	8,494,433
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		2,055	1,467,272
7.875%, 8/15/25		55	55,245
Energy Transfer Equity LP 4.25%, 3/15/23		10,290	9,973,706
Ensco PLC 4.50%, 10/01/24		265	211,316
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/26(a)		4,935	4,862,312
Murphy Oil Corp. 6.875%, 8/15/24		112	117,181

42 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nabors Industries, Inc. 5.50%, 1/15/23	U.S.$	6,040	$5,891,446
Newfield Exploration Co. 5.375%, 1/01/26		65	67,216
5.625%, 7/01/24		145	152,916
PDC Energy, Inc. 5.75%, 5/15/26(a)		7,561	7,447,600
QEP Resources, Inc. 5.25%, 5/01/23		3,577	3,446,529
Range Resources Corp. 5.00%, 8/15/22-3/15/23		159	153,309
SandRidge Energy, Inc. 7.50%, 2/15/23(f)(i)(j)(k)		1,894	– 0	–
Southern Star Central Corp. 5.125%, 7/15/22(a)		5,000	5,097,910
Sunoco LP/Sunoco Finance Corp. 4.875%, 1/15/23(a)		8,352	8,074,630
Transocean Phoenix 2 Ltd. 7.75%, 10/15/24(a)		189	202,092

			60,289,973

Services – 0.1%
Aramark Services, Inc. 5.00%, 2/01/28(a)		5,286	5,168,725

Technology – 0.2%
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/24(a)		140	164,793
NXP BV/NXP Funding LLC 4.125%, 6/01/21(a)		275	278,242
Western Digital Corp. 4.75%, 2/15/26		10,309	10,297,619

			10,740,654

Transportation - Services – 0.2%
Europcar Groupe SA 5.75%, 6/15/22(a)	EUR	3,715	4,734,841
Herc Rentals, Inc. 7.75%, 6/01/24(a)	U.S.$	886	959,451
Hertz Corp. (The) 5.50%, 10/15/24(a)		5,860	4,977,068
Loxam SAS 4.25%, 4/15/24(a)	EUR	1,564	2,027,966
7.00%, 7/23/22(a)(l)		1,434	1,852,937

			14,552,263

			162,302,200

abfunds.com	AB GLOBAL BOND FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.2%
Electric – 0.2%
AES Corp./VA 4.00%, 3/15/21	U.S.$	10,389	$10,436,623

Total Corporates – Non-Investment Grade (cost $393,021,913)			395,217,266

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.8%
Risk Share Floating Rate – 4.5%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 8.372% (LIBOR 1 Month + 6.50%), 4/25/26(d)(h)		13,559	13,810,797
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M1 5.272% (LIBOR 1 Month + 3.40%), 7/25/23(d)		1,108	1,116,888
Series 2013-DN1, Class M2 9.022% (LIBOR 1 Month + 7.15%), 7/25/23(d)		5,330	6,485,417
Series 2013-DN2, Class M2 6.122% (LIBOR 1 Month + 4.25%), 11/25/23(d)		5,868	6,528,708
Series 2014-DN1, Class M2 4.072% (LIBOR 1 Month + 2.20%), 2/25/24(d)		5,722	5,891,539
Series 2014-DN1, Class M3 6.372% (LIBOR 1 Month + 4.50%), 2/25/24(d)		4,290	4,985,435
Series 2014-DN3, Class M3 5.872% (LIBOR 1 Month + 4.00%), 8/25/24(d)		12,637	13,793,625
Series 2014-HQ2, Class M3 5.622% (LIBOR 1 Month + 3.75%), 9/25/24(d)		1,595	1,842,791
Series 2014-HQ3, Class M3 6.622% (LIBOR 1 Month + 4.75%), 10/25/24(d)		6,782	7,562,097
Series 2015-DN1, Class M3 6.022% (LIBOR 1 Month + 4.15%), 1/25/25(d)		11,134	12,015,138

44 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-DNA2, Class M2 4.472% (LIBOR 1 Month + 2.60%), 12/25/27(d)	U.S.$	5,432	$5,548,037
Series 2015-DNA3, Class M3 6.572% (LIBOR 1 Month + 4.70%), 4/25/28(d)		2,209	2,641,192
Series 2015-HQ1, Class M2 4.072% (LIBOR 1 Month + 2.20%), 3/25/25(d)		1,923	1,937,054
Series 2015-HQ1, Class M3 5.672% (LIBOR 1 Month + 3.80%), 3/25/25(d)		2,555	2,758,022
Series 2015-HQA1, Class M2 4.522% (LIBOR 1 Month + 2.65%), 3/25/28(d)		5,224	5,330,807
Series 2015-HQA1, Class M3 6.572% (LIBOR 1 Month + 4.70%), 3/25/28(d)		2,080	2,386,291
Series 2015-HQA2, Class M2 4.672% (LIBOR 1 Month + 2.80%), 5/25/28(d)		6,662	6,870,832
Series 2015-HQA2, Class M3 6.672% (LIBOR 1 Month + 4.80%), 5/25/28(d)		9,364	10,945,082
Series 2016-DNA1, Class M2 4.772% (LIBOR 1 Month + 2.90%), 7/25/28(d)		3,076	3,156,039
Series 2016-DNA2, Class M3 6.522% (LIBOR 1 Month + 4.65%), 10/25/28(d)		2,907	3,337,217
Series 2016-DNA3, Class M2 3.872% (LIBOR 1 Month + 2.00%), 12/25/28(d)		2,395	2,438,728
Series 2016-DNA4, Class M2 3.172% (LIBOR 1 Month + 1.30%), 3/25/29(d)		2,130	2,153,644
Series 2016-HQA1, Class M3 8.222% (LIBOR 1 Month + 6.35%), 9/25/28(d)		4,984	6,150,174
Series 2017-DNA2, Class M2 5.322% (LIBOR 1 Month + 3.45%), 10/25/29(d)		7,204	7,830,132
Series 2017-HQA3, Class M2 4.222% (LIBOR 1 Month + 2.35%), 4/25/30(d)		4,105	4,157,062

abfunds.com	AB GLOBAL BOND FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 7.122% (LIBOR 1 Month + 5.25%), 10/25/23(d)	U.S.$	1,500	$1,745,746
Series 2014-C01, Class M2 6.272% (LIBOR 1 Month + 4.40%), 1/25/24(d)		2,563	2,926,147
Series 2014-C04, Class 1M2 6.772% (LIBOR 1 Month + 4.90%), 11/25/24(d)		10,936	12,520,108
Series 2014-C04, Class 2M2 6.872% (LIBOR 1 Month + 5.00%), 11/25/24(d)		13,519	15,200,004
Series 2015-C01, Class 1M2 6.172% (LIBOR 1 Month + 4.30%), 2/25/25(d)		12,253	13,495,272
Series 2015-C01, Class 2M2 6.422% (LIBOR 1 Month + 4.55%), 2/25/25(d)		7,982	8,663,589
Series 2015-C02, Class 1M2 5.872% (LIBOR 1 Month + 4.00%), 5/25/25(d)		5,233	5,742,848
Series 2015-C02, Class 2M2 5.872% (LIBOR 1 Month + 4.00%), 5/25/25(d)		13,182	14,228,232
Series 2015-C03, Class 1M2 6.872% (LIBOR 1 Month + 5.00%), 7/25/25(d)		2,065	2,349,344
Series 2015-C03, Class 2M2 6.872% (LIBOR 1 Month + 5.00%), 7/25/25(d)		16,207	18,125,225
Series 2015-C04, Class 1M2 7.572% (LIBOR 1 Month + 5.70%), 4/25/28(d)		2,908	3,373,224
Series 2015-C04, Class 2M2 7.422% (LIBOR 1 Month + 5.55%), 4/25/28(d)		4,277	4,820,028
Series 2016-C01, Class 1M2 8.622% (LIBOR 1 Month + 6.75%), 8/25/28(d)		7,881	9,527,386
Series 2016-C01, Class 2M2 8.822% (LIBOR 1 Month + 6.95%), 8/25/28(d)		3,391	4,076,728

46 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2016-C02, Class 1M2 7.872% (LIBOR 1 Month + 6.00%), 9/25/28(d)	U.S.$	10,558	$12,638,466
Series 2016-C03, Class 1M1 3.872% (LIBOR 1 Month + 2.00%), 10/25/28(d)		2,473	2,510,751
Series 2016-C03, Class 2M1 4.072% (LIBOR 1 Month + 2.20%), 10/25/28(d)		2,981	3,001,698
Series 2016-C04, Class 1M2 6.122% (LIBOR 1 Month + 4.25%), 1/25/29(d)		5,061	5,728,182
Series 2016-C05, Class 2M2 6.322% (LIBOR 1 Month + 4.45%), 1/25/29(d)		14,307	15,994,604
Series 2016-C07, Class 2M2 6.222% (LIBOR 1 Month + 4.35%), 5/25/29(d)		4,656	5,171,227
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.372% (LIBOR 1 Month + 5.50%), 10/25/25(a)(d)		5,408	6,049,085

			309,560,642

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-19CB, Class A15 6.00%, 8/25/36		256	225,931
Series 2006-19CB, Class A24 6.00%, 8/25/36		164	144,645
Series 2006-24CB, Class A15 5.75%, 6/25/36		2,328	2,019,176
Series 2006-26CB, Class A6 6.25%, 9/25/36		174	143,289
Series 2006-26CB, Class A8 6.25%, 9/25/36		651	535,274
Series 2006-J1, Class 1A11 5.50%, 2/25/36		1,520	1,386,974
Series 2007-13, Class A2 6.00%, 6/25/47		3,046	2,621,969
Series 2007-15CB, Class A19 5.75%, 7/25/37		475	422,816
BNPP Mortgage Securities LLC Trust Series 2009-1, Class B1 6.00%, 8/27/37(a)		2,804	2,260,848

abfunds.com	AB GLOBAL BOND FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.804%, 3/25/37	U.S.$	476	$462,866
Series 2010-3, Class 2A2 6.00%, 8/25/37(a)		1,355	1,157,854
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 4/25/37		1,642	1,363,151
Series 2007-16, Class A1 6.50%, 10/25/37		1,776	1,525,714
Series 2007-HY4, Class 1A1 3.474%, 9/25/47		769	719,584
Credit Suisse Mortgage Trust Series 2009-8R, Class 6A2 6.00%, 1/26/38 (a)		406	325,936
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		968	800,751
JP Morgan Mortgage Trust Series 2006-S4, Class A3 6.00%, 1/25/37		702	586,399
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 9/25/35		1,413	1,349,940
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 3.714%, 12/28/37		3,444	3,342,501

			21,395,618

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 2.122% (LIBOR 1 Month + 0.25%), 4/25/37(d)		942	527,189

Total Collateralized Mortgage Obligations (cost $307,443,143)			331,483,449

48 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS – TREASURIES – 3.3%
Argentina – 0.5%
Argentina POM Politica Monetaria Series POM 27.935% (ARPP7DRR), 6/21/20(d)	ARS	34,145	$1,793,563
Argentine Bonos del Tesoro 15.50%, 10/17/26		238,339	11,649,846
16.00%, 10/17/23		447,533	21,579,237

			35,022,646

Brazil – 2.8%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21-1/01/27	BRL	619,882	194,444,657

Total Emerging Markets – Treasuries (cost $239,140,407)			229,467,303

COVERED BONDS – 3.1%
Banco de Sabadell SA 0.875%, 11/12/21(a)	EUR	2,500	3,161,180
Bank of Nova Scotia (The) 0.75%, 9/17/21(a)		9,465	11,933,230
BPCE SFH SA 1.00%, 2/24/25(a)		8,800	11,178,396
Danske Bank A/S 1.25%, 6/11/21(a)		9,195	11,785,170
4.125%, 11/26/19		2,350	3,104,177
National Australia Bank Ltd. 1.375%, 5/28/21(a)		8,427	10,826,804
National Bank of Canada 1.50%, 3/25/21(a)		7,599	9,784,898
Nationwide Building Society 4.625%, 2/08/21(a)		4,879	6,809,888
Nordea Hypotek AB Series 5531 1.00%, 4/08/22	SEK	216,000	26,424,754
Royal Bank of Canada 1.625%, 8/04/20(a)	EUR	8,910	11,424,196
Santander UK PLC 1.625%, 11/26/20(a)		8,950	11,520,535
4.25%, 4/12/21(a)		8,100	11,264,950
Skandinaviska Enskilda Banken AB Series 574 1.50%, 12/15/21(a)	SEK	161,500	20,152,936
Stadshypotek AB Series 1585 1.50%, 12/15/21(a)		163,000	20,340,115

abfunds.com	AB GLOBAL BOND FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Swedbank Hypotek AB Series 190 1.00%, 9/15/21(a)	SEK	276,500	$33,948,357
1.125%, 5/21/21(a)	EUR	9,200	11,744,022

Total Covered Bonds (cost $203,309,105)			215,403,608

LOCAL GOVERNMENTS – PROVINCIAL BONDS – 2.5%
Canada – 2.5%
Province of Ontario Canada 2.40%, 6/02/26	CAD	14,705	11,172,421
2.60%, 6/02/25-6/02/27		124,023	95,410,632
Province of Quebec Canada 2.75%, 9/01/25-9/01/27		82,924	64,819,979

Total Local Governments – Provincial Bonds (cost $174,377,334)			171,403,032

GOVERNMENTS – SOVEREIGN AGENCIES – 2.1%
Canada – 1.9%
Canada Housing Trust No. 1 1.90%, 9/15/26(a)		21,070	15,659,114
2.35%, 6/15/27(a)		43,755	33,587,850
3.80%, 6/15/21(a)		100,595	82,162,851

			131,409,815

Germany – 0.2%
FMS Wertmanagement 1.125%, 9/03/18(a)	EUR	10,800	13,380,101
3.00%, 8/03/18(a)		3,500	4,357,044

			17,737,145

Total Governments – Sovereign Agencies (cost $151,803,965)			149,146,960

COLLATERALIZED LOAN OBLIGATIONS – 2.0%
CLO - Floating Rate – 2.0%
CIFC Funding Ltd. Series 2017-3A, Class A1 2.965% (LIBOR 3 Month + 1.22%), 7/20/30(a)(d)(f)	U.S.$	1,500	1,507,010
Dryden CLO Ltd. Series 2018-57A, Class A 2.90% (LIBOR 3 Month + 1.01%), 5/15/31(a)(d)(f)		17,050	17,060,366

50 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dryden Senior Loan Fund Series 2016-43A, Class A 3.285% (LIBOR 3 Month + 1.54%), 7/20/29(a)(d)(f)	U.S.$	250	$251,986
Goldentree Loan Opportunities Ltd. Series 2015-11A, Class AR2 2.804% (LIBOR 3 Month + 1.07%), 1/18/31(a)(d)(f)		7,079	7,116,770
Greywolf CLO V Ltd. Series 2015-1A, Class A1R 2.905% (LIBOR 3 Month + 1.16%), 1/27/31(a)(d)(f)		6,573	6,619,028
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 3.92% (LIBOR 3 Month + 1.03%), 4/26/31(a)(d)		5,155	5,155,000
Series 2018-1A, Class A2 3.32% (LIBOR 3 Month + 1.63%), 4/26/31(a)(d)		4,035	4,035,000
Madison Park Funding Ltd. Series 2014-12A, Class AR 3.005% (LIBOR 3 Month + 1.26%), 7/20/26(a)(d)(f)		377	377,100
Marble Point CLO XI Ltd. Series 2017-2A, Class A 2.793% (LIBOR 3 Month + 1.18%), 12/18/30(a)(d)(f)		14,519	14,609,039
OZLM Ltd. Series 2018-18A, Class A 3.35% (LIBOR 3 Month + 1.02%), 4/15/31(a)(d)(f)		17,040	17,040,000
Series 2018-22A, Class A1 2.785% (LIBOR 3 Month + 1.07%), 1/17/31(a)(d)(f)		7,199	7,199,314
Rockford Tower CLO Ltd. Series 2017-3A, Class A 2.859% (LIBOR 3 Month + 1.19%), 10/20/30(a)(d)(f)		14,194	14,261,731
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 3.29% (LIBOR 3 Month + 1.00%), 4/15/31(a)(d)		24,065	24,065,000
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 2.862% (LIBOR 3 Month + 1.14%), 1/15/31(a)(d)(f)		16,285	16,405,532

abfunds.com	AB GLOBAL BOND FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Voya CLO Ltd. Series 2016-1A, Class DR 6.967% (LIBOR 3 Month + 5.25%), 1/20/31(a)(d)(f)	U.S.$	3,500	$3,438,830

Total Collateralized Loan Obligations (cost $138,828,465)			139,141,706

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.9%
Non-Agency Fixed Rate CMBS – 0.9%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 2/10/36(a)(f)		11,986	11,609,048
BHMS Commercial Mortgage Trust Series 2014-ATLS, Class AFX 3.601%, 7/05/33(a)		8,400	8,292,060
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class D 5.103%, 11/10/46(a)(f)		2,783	2,624,206
Series 2014-GC23, Class D 4.515%, 7/10/47(a)(f)		2,196	1,930,925
Commercial Mortgage Trust Series 2013-CR6, Class A2 2.122%, 3/10/46		8	8,140
Series 2013-CR6, Class D 4.069%, 3/10/46(a)(f)		7,385	6,665,164
Series 2013-SFS, Class A1 1.873%, 4/12/35(a)		2,548	2,460,144
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.399%, 8/10/44(a)(f)		1,000	975,384
Series 2013-G1, Class A2 3.557%, 4/10/31(a)		4,825	4,677,140
Series 2013-GC12, Class C 4.179%, 6/10/46(f)		4,270	4,171,799
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM 5.372%, 5/15/47(f)		1,543	1,552,265
Series 2011-C5, Class D 5.408%, 8/15/46(a)(f)		890	873,003
Series 2012-CBX, Class E 5.214%, 6/15/45(a)(f)		4,544	4,448,961
JPMBB Commercial Mortgage Securities Trust Series 2015-C32, Class C 4.668%, 11/15/48(f)		3,145	3,120,319

52 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class D 4.823%, 2/15/47(a)(f)	U.S.$	4,250	$3,888,142
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class E 4.894%, 8/15/45(a)(f)		1,600	1,527,055
Series 2013-C14, Class A5 3.337%, 6/15/46		21	21,558
Series 2013-C18, Class D 4.658%, 12/15/46(a)(f)		3,000	2,705,712

			61,551,025

Non-Agency Floating Rate CMBS – 0.8%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 2.777% (LIBOR 1 Month + 1.00%), 11/15/33(a)(d)(f)		6,275	6,289,160
Citigroup Commercial Mortgage Trust Series 2015-SHP2, Class E 6.127% (LIBOR 1 Month + 4.35%), 7/15/27(a)(d)(f)		2,315	2,326,694
CLNS Trust Series 2017-IKPR, Class F 6.24% (LIBOR 1 Month + 4.50%), 6/11/32(a)(d)(f)		5,743	5,753,343
Credit Suisse Mortgage Trust Series 2016-MFF, Class D 6.377% (LIBOR 1 Month + 4.60%), 11/15/33(a)(d)(f)		5,886	5,943,158
H/2 Asset Funding NRE Series 2015-1A, Class AFL 3.522% (LIBOR 1 Month + 1.65%), 6/24/49(d)(f)(h)		3,106	3,105,555
Morgan Stanley Capital I Trust Series 2015-XLF2, Class AFSD 5.397% (LIBOR 1 Month + 3.66%), 8/15/26(d)(f)(h)		6,800	6,898,070
Series 2015-XLF2, Class SNMD 3.474% (LIBOR 1 Month + 1.73%), 11/15/26(d)(f)(h)		5,700	5,261,107
RETL Series 2018-RVP, Class A 2.877% (LIBOR 1 Month + 1.10%), 3/15/33(a)(d)		8,878	8,919,667

abfunds.com	AB GLOBAL BOND FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Starwood Retail Property Trust Series 2014-STAR, Class A 2.997% (LIBOR 1 Month + 1.22%), 11/15/27(a)(d)	U.S.$	14,138	$14,152,047

			58,648,801

Agency CMBS – 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K008, Class A2 3.531%, 6/25/20		10,273	10,443,568

Total Commercial Mortgage-Backed Securities (cost $130,208,782)			130,643,394

EMERGING MARKETS – CORPORATE BONDS – 1.0%
Industrial – 0.9%
Basic – 0.0%
Elementia SAB de CV 5.50%, 1/15/25(a)		1,972	1,989,255
Nexa Resources SA 5.375%, 5/04/27(a)		200	204,000

			2,193,255

Capital Goods – 0.1%
Ferreycorp SAA 4.875%, 4/26/20(a)		299	302,034
Odebrecht Finance Ltd. 4.375%, 4/25/25(a)		8,945	2,694,681
5.25%, 6/27/29(a)		2,996	928,760
7.125%, 6/26/42(a)		3,863	1,255,475

			5,180,950

Consumer Cyclical - Other – 0.0%
Servicios Corporativos Javer SAB de CV 9.875%, 4/06/21(a)		1,416	1,439,884

Consumer Non-Cyclical – 0.4%
BRF GmbH 4.35%, 9/29/26(a)		400	346,336
Coca-Cola Icecek AS 4.215%, 9/19/24(a)		3,317	3,226,831
Cosan Ltd. 5.95%, 9/20/24(a)		220	223,194
MARB BondCo PLC 6.875%, 1/19/25(a)		2,067	1,880,009
7.00%, 3/15/24(a)		8,176	7,705,880

54 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Minerva Luxembourg SA 6.50%, 9/20/26(a)	U.S.$	2,035	$1,943,425
Natura Cosmeticos SA 5.375%, 2/01/23(a)		8,988	8,967,103
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/26		6,741	5,401,226
6.00%, 4/15/24(a)		200	194,042
Virgolino de Oliveira Finance SA 10.50%, 1/28/18(f)(h)(i)(m)		4,300	273,992

			30,162,038

Energy – 0.3%
Petrobras Global Finance BV 4.75%, 1/14/25	EUR	2,325	3,100,388
6.125%, 1/17/22	U.S.$	515	548,861
6.25%, 3/17/24		8,346	8,809,203
8.75%, 5/23/26		6,843	8,018,628

			20,477,080

Transportation - Services – 0.1%
Rumo Luxembourg SARL 7.375%, 2/09/24(a)		2,960	3,167,792

			62,620,999

Financial Institutions – 0.1%
Banking – 0.1%
Itau Unibanco Holding SA/Cayman Island 6.125%, 12/12/22(a)(e)		7,247	7,093,001
Turkiye Garanti Bankasi AS 4.75%, 10/17/19(a)		200	201,281
Turkiye Vakiflar Bankasi TAO 5.50%, 10/27/21(a)		200	198,250

			7,492,532

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 3/01/26(a)		2,748	2,768,102

Total Emerging Markets – Corporate Bonds (cost $85,094,447)			72,881,633

EMERGING MARKETS – SOVEREIGNS – 0.9%
Angola – 0.1%
Republic of Angola Via Northern Lights III BV 7.00%, 8/17/19(a)		4,247	4,321,195

abfunds.com	AB GLOBAL BOND FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Argentina – 0.1%
Argentine Republic Government International Bond 6.875%, 4/22/21	U.S.$	8,085	$8,557,972

Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/28(a)		8,935	8,588,769

Costa Rica – 0.1%
Costa Rica Government International Bond 4.37%, 5/22/19(a)		5,390	5,377,673

Dominican Republic – 0.3%
Dominican Republic International Bond 5.95%, 1/25/27(a)		7,617	8,007,371
7.50%, 5/06/21(a)		9,410	10,033,413

			18,040,784

Egypt – 0.1%
Egypt Government International Bond 7.50%, 1/31/27(a)		8,593	9,312,664

Gabon – 0.1%
Gabon Government International Bond 6.375%, 12/12/24(a)		6,855	6,786,450

Ivory Coast – 0.0%
Ivory Coast Government International Bond 5.125%, 6/15/25(a)	EUR	1,087	1,397,820

Total Emerging Markets – Sovereigns (cost $62,025,379)			62,383,327

ASSET-BACKED SECURITIES – 0.5%
Other ABS - Fixed Rate – 0.3%
Atlas Ltd. Series 2014-1 6.875%, 12/15/39(f)(j)(k)	U.S.$	1,904	1,904,018
SBA Tower Trust Series 2014-1A, Class C 2.898%, 10/15/44(a)(f)		3,648	3,629,403
Series 2014-2A, Class C 3.869%, 10/15/49(a)(f)		3,008	2,951,461
SoFi Consumer Loan Program LLC Series 2017-2, Class A 3.28%, 2/25/26(a)(f)		7,311	7,327,500

56 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 2/25/27(a)(f)	U.S.$	5,582	$5,565,812

			21,378,194

Autos - Fixed Rate – 0.2%
CPS Auto Trust Series 2017-A, Class D 4.61%, 12/15/22(a)		2,000	2,048,375
DT Auto Owner Trust Series 2018-1A, Class A 2.59%, 5/17/21(a)		5,490	5,486,783
Hertz Vehicle Financing LLC Series 2013-1A, Class B2 2.48%, 8/25/19(a)		4,223	4,208,593

			11,743,751

Total Asset-Backed Securities (cost $33,134,634)			33,121,945

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 3.625%, 8/01/27(a)		275	266,962
Empresa Nacional del Petroleo 3.75%, 8/05/26(a)		220	211,475

			478,437

China – 0.3%
Sinopec Group Overseas Development 2017 Ltd. 2.375%, 4/12/20(a)		270	265,929
State Grid Overseas Investment 2014 Ltd. 4.125%, 5/07/24(a)		8,049	8,188,246
State Grid Overseas Investment 2016 Ltd. 2.25%, 5/04/20(a)		15,757	15,481,252

			23,935,427

Indonesia – 0.1%
Perusahaan Listrik Negara PT 5.50%, 11/22/21(a)		3,874	4,088,090

Kazakhstan – 0.0%
KazMunayGas National Co. JSC 7.00%, 5/05/20(a)		2,225	2,386,313

Total Quasi-Sovereigns (cost $30,731,262)			30,888,267

abfunds.com	AB GLOBAL BOND FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BANK LOANS – 0.3%
Industrial – 0.3%
Capital Goods – 0.1%
Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC (fka Silver II US Holdings, LLC) 5.127% (LIBOR 1 Month + 3.25%), 8/18/24(n)	U.S.$	4,372	$4,394,256
Gardner Denver, Inc. 5.052% (LIBOR 3 Month + 2.75%), 7/30/24(n)		1,345	1,351,087

			5,745,343

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (aka Arby’s/Buffalo Wild Wings) 4.936% (LIBOR 1 Month + 3.25%), 2/05/25(n)		1,258	1,270,924

Energy – 0.2%
California Resources Corporation 12.288%-12.23% (LIBOR 1 Month + 10.38%), 12/31/21(n)		9,558	10,786,173
Chesapeake Energy Corporation 9.444% (LIBOR 3 Month + 7.50%), 8/23/21(n)		4,490	4,762,935

			15,549,108

Total Bank Loans (cost $20,983,351)			22,565,375

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.3%
United States – 0.3%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/28		245	271,908
State of California Series 2010 7.625%, 3/01/40		30	45,685
7.95%, 3/01/36		10,685	11,699,754
State of Illinois Series 2010 7.35%, 7/01/35		4,440	4,846,127

58 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Texas Transportation Commission State Highway Fund Series 2010B 5.178%, 4/01/30	U.S.$	3,400	$3,979,462

Total Local Governments – US Municipal Bonds (cost $18,941,677)			20,842,936

		Shares
COMMON STOCKS – 0.2%
Financials – 0.2%
Diversified Financial Services – 0.0%
iPayment, Inc.(f)(i)(j)(k)		2,345,515	1,641,860

Insurance – 0.2%
Mt. Logan Re Ltd. (Preference Shares)(f)(i)(o)		9,702	9,764,943

Real Estate – 0.0%
Calibrate Real Estate Fund(f)(i)(j)(k)		10,047	2,034,988

			13,441,791

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Service(f)(i)(k)		3,089,816	1,773,763
SandRidge Energy, Inc.(i)		4,301	62,407

			1,836,170

Information Technology – 0.0%
Internet Software & Services – 0.0%
Avaya Holdings Corp.(i)		2,244	50,266

Total Common Stocks (cost $18,227,808)			15,328,227

		Principal Amount (000)
LOCAL GOVERNMENTS – REGIONAL BONDS – 0.1%
Argentina – 0.1%
Provincia de Buenos Aires/Argentina 5.75%, 6/15/19(a)	U.S.$	7,208	7,334,140
9.125%, 3/16/24(a)		748	826,540
Provincia de Cordoba 7.125%, 6/10/21(a)		2,299	2,416,824

Total Local Governments – Regional Bonds (cost $10,287,595)			10,577,504

abfunds.com	AB GLOBAL BOND FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

WHOLE LOAN TRUSTS – 0.1%
Performing Asset – 0.1%
Flexpath Wh I LLC Series B 11.00%, 4/01/21(f)(j)(k)	U.S.$	1,069	$390,753
Series B2 11.00%, 1/01/22(f)(j)(k)		1,635	725,401
Series B3 11.00%, 9/01/22(f)(j)(k)		686	368,530
Recife Funding Zero Coupon, 11/05/29(f)(j)(k)		5,532	3,656,454
Sheridan Auto Loan Holdings I LLC 10.00%, 9/01/20-9/30/21(f)(j)(k)		4,615	2,642,871
Sheridan Consumer Finance Trust 10.86%, 3/01/21(d)(f)(j)(k)		1,635	1,581,272

Total Whole Loan Trusts (cost $14,879,766)			9,365,281

		Shares
PREFERRED STOCKS – 0.1%
Financial Institutions – 0.1%
REITS – 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%, 3/15/43		227,075	5,666,634

Industrial – 0.0%
Services – 0.0%
iPayment, Inc. 0.00%(f)(i)(j)(k)		15,021	1,502,070

Total Preferred Stocks (cost $7,091,575)			7,168,704

		Notional Amount
OPTIONS PURCHASED – PUTS – 0.0%
Options on Forward Contracts – 0.0%
MXN/USD Expiration: Aug 2018; Contracts: 574,875,000; Exercise Price: MXN 17.50; Counterparty: Credit Suisse International(i)	MXN	574,875,000	272,576

60 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Notional Amount	U.S. $ Value

MXN/USD Expiration: Jul 2018; Contracts: 308,136,675; Exercise Price: MXN 17.94; Counterparty: Royal Bank of Scotland PLC(i)	MXN	308,136,675	$261,475
SEK/EUR Expiration: Apr 2018; Contracts: 271,974,900; Exercise Price: SEK 9.64; Counterparty: Deutsche Bank AG(i)	SEK	271,974,900	1,563
SEK/EUR Expiration: Jun 2018; Contracts: 822,865,000; Exercise Price: SEK 9.95; Counterparty: Goldman Sachs Bank USA(i)		822,865,000	197,197

Total Options Purchased – Puts (premiums paid $1,528,227)			732,811

		Principal Amount (000)
AGENCIES – 0.0%
Agency Debentures – 0.0%
Federal National Mortgage Association 6.25%, 5/15/29	U.S.$	95	123,433
6.625%, 11/15/30		150	205,258
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		225	212,329

Total Agencies (cost $518,067)			541,020

GOVERNMENTS – SOVEREIGN BONDS – 0.0%
Qatar – 0.0%
Qatar Government International Bond 5.25%, 1/20/20(a) (cost $103,613)		100	103,750

		Shares
WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 7/05/31(f)(i)(j)(k)		27	– 0	–
Flexpath Capital, Inc., expiring 4/15/31(f)(i)(j)(k)		42,267	– 0	–
SandRidge Energy, Inc., A-CW22, expiring 10/03/22(i)		3,724	559

abfunds.com	AB GLOBAL BOND FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares		U.S. $ Value

SandRidge Energy, Inc., B-CW22, expiring 10/03/22(i)		1,568		$784

Total Warrants (cost $27,089)				1,343

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.41%(p)(q)(r) (cost $27,636,001)		27,636,001		27,636,001

		Principal Amount (000)
Emerging Markets - Sovereigns – 0.2%
Citigroup Global Markets Holdings, Inc. Series GSNP Zero Coupon, 10/04/18	EGP	176,750		9,210,750
HSBC Bank PLC Zero Coupon, 8/02/18(a)		134,350		7,196,451

Total Emerging Markets – Sovereigns (cost $16,445,250)				16,407,201

Time Deposits – 0.2%
BBH, Grand Cayman 0.23%, 4/03/18	GBP	0	**	1
0.70%, 4/03/18	NZD	109		78,942
6.01%, 4/03/18	ZAR	97		8,170
BNP Paribas, Paris 0.32%, 4/02/18	SGD	540		411,852
Royal Bank of Canada, Toronto 0.53%, 4/02/18	CAD	36		28,223
Standard Chartered Bank, London 1.05%, 4/02/18	U.S.$	3,121		3,121,239
Sumitomo, Tokyo (0.58)%, 4/03/18	EUR	5,939		7,308,058
(0.28)%, 4/02/18	JPY	94,594		889,000

Total Time Deposits (cost $11,837,169)				11,845,485

Total Short-Term Investments (cost $55,918,420)				55,888,687

Total Investments – 109.4% (cost $7,422,165,178)				7,631,260,547	(s)

Other assets less liabilities – (9.4)%				(656,142,629)

Net Assets – 100.0%				$6,975,117,918

62 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-OAT Futures	204	June 2018	EUR	204	$38,083,522	$38,803,914	$720,392
Long Gilt Futures	167	June 2018	GBP	167	28,338,677	28,776,848	438,171
U.S. 10 Yr Ultra Futures	1,328	June 2018	USD	1,328	169,954,594	172,453,250	2,498,656
U.S. Long Bond (CBT) Futures	12	June 2018	USD	12	1,717,828	1,759,500	41,672
U.S. T-Note 2 Yr (CBT) Futures	816	June 2018	USD	1,632	173,527,500	173,489,251	(38,249)
U.S. T-Note 5 Yr (CBT) Futures	1,787	June 2018	USD	1,787	203,909,250	204,541,696	632,446
U.S. T-Note 10 Yr (CBT) Futures	212	June 2018	USD	212	25,476,438	25,681,813	205,375
U.S. Ultra Bond (CBT) Futures	24	June 2018	USD	24	3,736,219	3,851,250	115,031

Sold Contracts
Canada 10 Yr Bond Futures	1,429	June 2018	CAD	1,429	144,945,520	147,819,172	(2,873,652)
Euro Buxl 30 Yr Bond Futures	353	June 2018	EUR	353	69,356,701	71,832,613	(2,475,912)
Euro-BOBL Futures	2,773	June 2018	EUR	2,773	443,940,238	447,829,961	(3,889,723)
Euro-Bund Futures	3,572	June 2018	EUR	3,572	689,337,073	700,721,529	(11,384,456)
Euro-Schatz Futures	342	June 2018	EUR	342	47,044,606	47,120,636	(76,030)
U.S. T-Note 5 Yr (CBT) Futures	24	June 2018	USD	24	2,734,125	2,747,063	(12,938)
U.S. Ultra Bond (CBT) Futures	216	June 2018	USD	216	33,625,141	34,661,250	(1,036,109)

							$(17,135,326)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	SGD	37,612	USD	28,511	5/17/18	$(203,476)
Bank of America, NA	GBP	520	USD	734	4/13/18	3,844
Bank of America, NA	EUR	29,726	USD	36,549	4/20/18	(71,317)
Bank of America, NA	JPY	81,074,980	USD	743,040	4/26/18	(20,009,416)
Bank of America, NA	AUD	5,979	JPY	503,031	5/16/18	148,403
Bank of America, NA	MXN	391,038	USD	19,607	7/23/18	(1,530,509)
Barclays Bank PLC	RUB	174,481	USD	3,050	4/17/18	9,459
Barclays Bank PLC	NOK	27,840	EUR	2,874	5/07/18	(10,610)
Barclays Bank PLC	USD	137,686	EUR	111,360	5/30/18	(96,714)
Barclays Bank PLC	AUD	10,634	NZD	11,398	6/08/18	66,581
BNP Paribas SA	ARS	27,004	USD	1,390	4/05/18	50,575
BNP Paribas SA	USD	278	ARS	5,664	4/05/18	2,634
BNP Paribas SA	ARS	140,859	USD	7,103	4/09/18	128,868
BNP Paribas SA	USD	6,913	ARS	140,859	4/09/18	61,357

abfunds.com	AB GLOBAL BOND FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CAD	84,848	USD	65,764	4/12/18	$(104,916)
BNP Paribas SA	GBP	47,415	USD	67,487	4/13/18	935,782
BNP Paribas SA	GBP	49,281	USD	68,489	4/13/18	(681,903)
BNP Paribas SA	USD	1,490	EUR	1,207	5/30/18	1,126
BNP Paribas SA	AUD	11,557	USD	8,880	6/07/18	3,366
BNP Paribas SA	NZD	88,001	USD	63,614	6/07/18	30,426
Brown Brothers Harriman & Co.	ZAR	83,488	USD	6,869	4/13/18	(172,977)
Brown Brothers Harriman & Co.	USD	12,382	TRY	47,679	4/26/18	(380,668)
Brown Brothers Harriman & Co.	PLN	38,188	USD	11,338	5/16/18	174,653
Citibank, NA	SEK	644,792	EUR	66,988	4/03/18	5,202,789
Citibank, NA	CAD	177,358	USD	140,045	4/12/18	2,358,635
Citibank, NA	CHF	12,016	USD	12,444	4/12/18	(133,802)
Citibank, NA	USD	649	CAD	848	4/12/18	9,651
Citibank, NA	USD	12,508	ARS	255,603	4/19/18	81,139
Citibank, NA	USD	6,859	JPY	719,193	4/24/18	(90,807)
Citibank, NA	USD	70,511	KRW	75,398,460	4/26/18	500,146
Citibank, NA	NOK	1,227	EUR	128	4/27/18	1,202
Citibank, NA	USD	71,030	TWD	2,051,487	6/07/18	(71,820)
Credit Suisse International	EUR	66,988	SEK	644,795	4/03/18	(5,202,420)
Credit Suisse International	SEK	502,744	EUR	49,779	4/03/18	1,040,290
Credit Suisse International	EUR	2,731	TRY	12,783	4/04/18	(121,620)
Credit Suisse International	USD	3,260	TRY	12,584	4/05/18	(72,391)
Credit Suisse International	USD	3,196	TRY	12,375	4/10/18	(65,727)
Credit Suisse International	CAD	16,995	USD	13,812	4/12/18	618,109
Credit Suisse International	USD	13,867	CHF	12,885	4/12/18	(379,215)
Credit Suisse International	EUR	3,037	SEK	29,808	4/16/18	(166,984)
Credit Suisse International	SEK	491,721	EUR	48,137	4/20/18	340,209
Credit Suisse International	TRY	54,371	USD	13,540	4/24/18	(153,995)
Credit Suisse International	USD	3,282	TRY	12,595	4/26/18	(111,759)
Credit Suisse International	EUR	5,853	NOK	56,113	4/27/18	(50,791)
Credit Suisse International	CHF	10,788	NOK	89,288	4/30/18	90,347
Credit Suisse International	EUR	2,874	NOK	27,840	5/07/18	10,606
Credit Suisse International	AUD	10,317	CAD	10,149	5/09/18	(41,173)
Credit Suisse International	JPY	656,917	CAD	7,970	5/11/18	1,550
Credit Suisse International	JPY	503,031	AUD	5,979	5/16/18	(148,409)
Credit Suisse International	CAD	5,203	NOK	30,698	5/22/18	(119,942)
Credit Suisse International	EUR	5,934	CAD	9,502	5/31/18	50,943
Credit Suisse International	AUD	90,074	CAD	89,462	6/07/18	335,608
Credit Suisse International	USD	107,159	AUD	135,980	6/07/18	(2,707,038)
Credit Suisse International	NZD	11,398	AUD	10,634	6/08/18	(67,097)
Credit Suisse International	EUR	2,492	TRY	12,071	6/12/18	(87,217)
Credit Suisse International	EUR	5,555	CNH	43,704	6/22/18	65,341
Credit Suisse International	USD	3,406	ZAR	40,962	7/05/18	10,855
Credit Suisse International	USD	3,472	MXN	64,664	7/23/18	23,010
Credit Suisse International	USD	8,416	MXN	157,506	8/02/18	84,879
Credit Suisse International	MXN	271,293	USD	14,323	8/06/18	(309,921)
Credit Suisse International	USD	14,323	MXN	271,293	8/06/18	309,932
Credit Suisse International	CHF	7,229	SGD	10,321	8/27/18	238,767
Deutsche Bank AG	TRY	12,783	EUR	2,731	4/04/18	121,633
Deutsche Bank AG	SEK	141,623	EUR	14,438	4/20/18	805,232
Deutsche Bank AG	NOK	89,289	CHF	10,788	4/30/18	(90,354)

64 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	NOK	30,410	CAD	5,031	5/14/18	$23,992
Deutsche Bank AG	SEK	959,927	USD	117,379	5/25/18	1,978,756
Deutsche Bank AG	USD	27,297	EUR	21,940	5/30/18	(190,130)
Goldman Sachs Bank USA	TRY	12,585	USD	3,260	4/05/18	72,361
Goldman Sachs Bank USA	USD	20,241	EUR	16,196	5/30/18	(230,399)
Goldman Sachs Bank USA	SEK	447,631	EUR	44,228	6/18/18	812,646
HSBC Bank USA	BRL	489,196	USD	150,566	4/03/18	2,389,754
HSBC Bank USA	USD	147,180	BRL	489,196	4/03/18	996,371
HSBC Bank USA	CAD	562,982	USD	453,692	4/12/18	16,636,025
HSBC Bank USA	USD	3,209	ARS	65,083	4/12/18	8,091
HSBC Bank USA	USD	36,598	SEK	291,478	4/20/18	(1,647,364)
HSBC Bank USA	JPY	3,697,997	USD	33,674	4/26/18	(1,129,847)
HSBC Bank USA	TRY	40,947	USD	10,650	4/26/18	342,672
HSBC Bank USA	USD	68,598	KRW	73,230,868	4/26/18	371,835
HSBC Bank USA	USD	10,955	PLN	37,397	5/16/18	(22,410)
HSBC Bank USA	USD	51,728	NOK	397,579	5/25/18	(927,725)
HSBC Bank USA	TWD	988,947	USD	34,057	6/07/18	(149,258)
JPMorgan Chase Bank, NA	TRY	12,375	USD	3,196	4/10/18	65,730
JPMorgan Chase Bank, NA	USD	138,550	GBP	99,682	4/13/18	1,361,712
JPMorgan Chase Bank, NA	SEK	29,808	EUR	3,037	4/16/18	167,001
JPMorgan Chase Bank, NA	ILS	366,764	USD	103,891	4/20/18	(780,949)
JPMorgan Chase Bank, NA	MXN	3,820,976	USD	203,027	4/20/18	(6,602,128)
JPMorgan Chase Bank, NA	JPY	352,465	TRY	12,403	4/24/18	(192,885)
JPMorgan Chase Bank, NA	TRY	12,403	JPY	352,465	4/24/18	192,882
JPMorgan Chase Bank, NA	USD	130,559	JPY	14,150,350	4/26/18	2,619,181
JPMorgan Chase Bank, NA	USD	16,722	TRY	64,932	4/26/18	(377,766)
JPMorgan Chase Bank, NA	CAD	10,149	AUD	10,317	5/09/18	41,325
JPMorgan Chase Bank, NA	CAD	7,970	JPY	656,918	5/11/18	(1,543)
JPMorgan Chase Bank, NA	CAD	5,031	NOK	30,410	5/14/18	(24,018)
JPMorgan Chase Bank, NA	CAD	26,393	JPY	2,145,710	5/24/18	(272,874)
JPMorgan Chase Bank, NA	EUR	1,436,302	USD	1,782,960	5/30/18	8,363,699
JPMorgan Chase Bank, NA	AUD	234,922	USD	181,771	6/07/18	1,318,518
JPMorgan Chase Bank, NA	JPY	1,091,927	NZD	14,032	6/07/18	(167,592)
JPMorgan Chase Bank, NA	TWD	3,055,282	USD	105,236	6/07/18	(442,133)
JPMorgan Chase Bank, NA	TRY	12,070	EUR	2,492	6/12/18	87,229
JPMorgan Chase Bank, NA	MXN	64,664	USD	3,472	7/23/18	(23,004)
Morgan Stanley Capital Services LLC	USD	6,911	EUR	5,548	4/04/18	(83,597)
Morgan Stanley Capital Services LLC	CAD	59,882	USD	47,515	4/12/18	1,027,615
Morgan Stanley Capital Services LLC	GBP	46,053	USD	64,702	4/13/18	62,412
Morgan Stanley Capital Services LLC	TRY	12,595	USD	3,282	4/26/18	111,796
Morgan Stanley Capital Services LLC	USD	70,570	JPY	7,542,912	4/26/18	420,928
Morgan Stanley Capital Services LLC	NOK	54,885	EUR	5,725	4/27/18	49,731
Morgan Stanley Capital Services LLC	CAD	9,502	EUR	5,934	5/31/18	(50,832)

abfunds.com	AB GLOBAL BOND FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	67,757	AUD	86,112	6/07/18	$(1,611,198)
Morgan Stanley Capital Services LLC	CNH	43,705	EUR	5,555	6/22/18	(65,374)
Morgan Stanley Capital Services LLC	ZAR	40,962	USD	3,406	7/05/18	(10,839)
Royal Bank of Scotland PLC	USD	1,046	ARS	21,340	4/05/18	13,011
Royal Bank of Scotland PLC	ARS	65,083	USD	3,302	4/12/18	84,467
Royal Bank of Scotland PLC	NOK	30,698	CAD	5,203	5/22/18	119,920
Royal Bank of Scotland PLC	EUR	113,451	USD	140,797	5/30/18	624,670
Royal Bank of Scotland PLC	MXN	157,506	USD	8,416	8/02/18	(84,874)
Standard Chartered Bank	GBP	194,239	USD	276,547	4/13/18	3,915,163
Standard Chartered Bank	USD	33,164	JPY	3,531,835	4/26/18	76,634
Standard Chartered Bank	USD	41,344	JPY	4,391,964	4/26/18	(7,879)
Standard Chartered Bank	USD	13,277	BRL	44,337	5/03/18	119,756
Standard Chartered Bank	USD	101,975	INR	6,688,515	5/17/18	305,119
UBS AG	BRL	489,196	USD	147,180	4/03/18	(996,371)
UBS AG	USD	148,331	BRL	489,196	4/03/18	(155,005)
UBS AG	USD	1,680	MXN	31,729	4/20/18	61,194
UBS AG	BRL	489,196	USD	147,917	5/03/18	98,777
UBS AG	SGD	10,321	CHF	7,229	8/27/18	(238,573)

						$8,917,365

CURRENCY OPTIONS WRITTEN (see Note D)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
BRL vs. USD/ JPMorgan Chase Bank, NA	BRL	3.500	06/2018	59,850,000	BRL	59,850	$109,662	$(102,643)
BRL vs. USD/ JPMorgan Chase Bank, NA	BRL	3.550	06/2018	60,705,000	BRL	60,705	98,667	(74,156)
CAD vs. AUD/ JPMorgan Chase Bank, NA	CAD	1.010	05/2018	43,644,780	CAD	43,645	179,089	(86,385)
CAD vs. EUR/ Morgan Stanley Capital Services LLC	CAD	1.640	05/2018	45,222,600	CAD	45,223	173,482	(123,416)
CNF vs. GBP/ Deutsche Bank AG	CHF	1.350	06/2018	16,595,800	CHF	16,596	94,488	(146,585)
CNH vs. EUR/ Morgan Stanley Capital Services LLC	CNH	8.050	06/2018	223,588,750	CNH	223,589	155,220	(103,889)

66 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
INR vs. USD/ JPMorgan Chase Bank, NA	INR	71.320	02/2019	1,214,223,000	INR	1,214,223	$157,651	$(149,419)
MXN vs. CAD/ Bank of America, NA	MXN	15.680	04/2018	332,808,000	MXN	332,808	110,819	(1,355)
MXN vs. USD/ Credit Suisse International	MXN	21.500	07/2018	357,115,000	MXN	357,115	284,048	(40,288)
MXN vs. USD/ JPMorgan Chase Bank, NA	MXN	20.000	07/2018	335,500,000	MXN	335,500	436,653	(132,041)
MXN vs. USD/ Royal Bank of Scotland PLC	MXN	20.000	07/2018	343,500,000	MXN	343,500	251,889	(168,387)
MXN vs. USD/ Credit Suisse International	MXN	22.000	08/2018	722,700,000	MXN	722,700	639,589	(85,031)
MXN vs. USD/ Goldman Sachs Bank USA	MXN	22.000	08/2018	364,430,000	MXN	364,430	300,357	(56,629)
MXN vs. USD/ Morgan Stanley Capital Services LLC	MXN	23.820	02/2019	405,535,500	MXN	405,536	226,824	(143,142)
NOK vs. CAD/ Deutsche Bank AG	NOK	6.180	05/2018	135,100,000	NOK	135,100	79,654	(88,311)
NOK vs. CAD/ Royal Bank of Scotland PLC	NOK	6.030	05/2018	135,222,750	NOK	135,223	87,346	(291,826)
NOK vs. CHF/ Deutsche Bank AG	NOK	8.460	04/2018	273,258,000	NOK	273,258	562,451	(39,635)
NOK vs. EUR/ Morgan Stanley Capital Services LLC	NOK	9.810	04/2018	271,491,750	NOK	271,492	176,500	(80,248)
NOK vs. EUR/ Barclays Bank PLC	NOK	9.920	05/2018	136,386,250	NOK	136,386	94,750	(26,777)
RUB vs. USD/ JPMorgan Chase Bank, NA	RUB	58.680	03/2018	1,015,164,000	RUB	1,015,164	83,040	(797)
SEK vs. EUR/ JPMorgan Chase Bank, NA	SEK	10.030	04/2018	143,679,750	SEK	143,680	83,024	(420,673)

abfunds.com	AB GLOBAL BOND FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
SEK vs. EUR/ Deutsche Bank AG	SEK	10.000	04/2018	282,000,000	SEK	282,000	$179,131	$(931,095)
SEK vs. EUR/ Goldman Sachs Bank USA	SEK	10.350	06/2018	855,945,000	SEK	855,945	502,088	(874,930)
SGD vs. CHF/ UBS AG	SGD	1.480	08/2018	56,610,000	SGD	56,610	294,042	(103,752)
TRY vs. CHF/ UBS AG	TRY	5.900	02/2019	94,252,500	TRY	94,253	172,311	(157,959)
TRY vs. EUR/ Deutsche Bank AG	TRY	4.900	04/2018	69,740,908	TRY	69,741	182,014	(36,697)
TRY vs. EUR/ JPMorgan Chase Bank, NA	TRY	5.040	06/2018	69,823,498	TRY	69,823	145,513	(273,786)
TRY vs. USD/ Goldman Sachs Bank USA	TRY	4.040	04/2018	69,690,000	TRY	69,690	175,432	(15,138)
TRY vs. USD/ JPMorgan Chase Bank, NA	TRY	4.040	04/2018	69,756,450	TRY	69,756	159,448	(32,268)
TRY vs. USD/ Morgan Stanley Capital Services LLC	TRY	4.020	04/2018	69,445,500	TRY	69,446	185,706	(130,766)
TRY vs. USD/ Morgan Stanley Capital Services LLC	TRY	4.370	07/2018	71,307,600	TRY	71,308	432,612	(135,772)
ZAR vs. USD/ Bank of America, NA	ZAR	16.000	04/2018	268,800,000	ZAR	268,800	198,996	(658)
ZAR vs. USD/ Morgan Stanley Capital Services LLC	ZAR	12.640	07/2018	217,346,080	ZAR	217,346	198,161	(186,563)
Put
COP vs. USD/ Morgan Stanley Capital Services LLC	COP	2,768.000	06/2018	47,263,600,000	COP	47,263,600	155,707	(289,141)

68 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
JPY vs. AUD/ Bank of America, NA	JPY	79.500	05/2018	3,444,337,500	JPY	3,444,338	$254,691	$(226,558)
JPY vs. CAD/ JPMorgan Chase Bank, NA	JPY	80.000	05/2018	3,542,000,000	JPY	3,542,000	166,044	(153,091)
JPY vs. CAD/ Morgan Stanley Capital Services LLC	JPY	80.000	05/2018	6,882,000,000	JPY	6,882,000	333,712	(414,453)
NZD vs. AUD/ Barclays Bank PLC	NZD	1.050	06/2018	46,282,713	NZD	46,283	167,246	(185,907)
TRY vs. JPY/ JPMorgan Chase Bank, NA	JPY	27.040	04/2018	65,625,000	TRY	65,625	189,933	(277,184)

							$8,477,990	$(6,787,351)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Europe Crossover Series 29, 5 Year Index, 6/20/23*	(5.00)%	Quarterly	2.83%	EUR	30,850	$(3,913,330)	$(3,628,812)	$(284,518)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
GBP	164,000	5/21/18	6 Month LIBOR	0.780%	Semi-Annual/ Semi-Annual	$230,167	$	– 0	–	$230,167
USD	339,200	8/08/18	1.564%	3 Month LIBOR	Semi-Annual/ Quarterly	1,004,170		– 0	–	1,004,170
GBP	164,000	2/20/19	0.878%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(93,553)		– 0	–	(93,553)

abfunds.com	AB GLOBAL BOND FUND | 69

PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
MXN	521,952	6/22/20	4 Week TIIE	6.770%	Monthly/ Monthly	$(487,192)	$	– 0	–	$(487,192)
USD	1,000	3/17/21	3 Month LIBOR	1.404%	Semi-Annual/ Quarterly	(35,750)		– 0	–	(35,750)
USD	145,430	8/08/23	3 Month LIBOR	2.823%	Semi-Annual/ Quarterly	919,774		– 0	–	919,774
USD	58,500	11/09/25	2.130%	3 Month LIBOR	Semi-Annual/ Quarterly	2,224,852		– 0	–	2,224,852
USD	600	1/30/27	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	14,934		– 0	–	14,934
MXN	191,614	6/14/27	7.090%	4 Week TIIE	Monthly/ Monthly	386,876		– 0	–	386,876
EUR	408,950	10/30/27	6 Month EURIBOR	0.901%	Annual/ Semi-Annual	1,541,958		– 0	–	1,541,958
USD	150	5/05/45	3 Month LIBOR	2.566%	Semi-Annual/ Quarterly	(8,052)		1		(8,053)
USD	100	7/16/45	3 Month LIBOR	3.019%	Semi-Annual/ Quarterly	3,108		9,466		(6,358)
GBP	17,540	2/29/24	6 Month LIBOR	1.251%	Semi-Annual/ Semi-Annual	(155,909)		70,500		(226,409)
GBP	17,540	2/29/24	1.251%	6 Month LIBOR	Semi-Annual/ Semi-Annual	155,567		(66,667)		222,234
USD	861,800	1/17/20	3 Month LIBOR	2.170%	Semi-Annual/ Quarterly	(4,920,715)		– 0	–	(4,920,715)
USD	861,800	1/17/20	3 Month LIBOR	2.204%	Semi-Annual/ Quarterly	(4,349,261)		– 0	–	(4,349,261)
BRL	219,918	1/04/21	1 Day CDI	10.215%	Maturity/ Monthly	4,023,936		– 0	–	4,023,936
USD	361,960	1/17/23	2.389%	3 Month LIBOR	Semi-Annual/ Quarterly	4,892,452		– 0	–	4,892,452
USD	361,960	1/17/23	2.420%	3 Month LIBOR	Semi-Annual/ Quarterly	4,357,380		– 0	–	4,357,380

						$9,704,742		$13,300		$9,691,442

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00%	Quarterly	3.86%	USD	950	$23,744	$18,547	$5,197
Barclays Bank PLC Assured Guaranty Municipal Corp., 6/20/20*	5.00	Quarterly	0.34	USD	950	97,986	33,124	64,862
Citibank, NA CDX-CMBX.NA. BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	5,000	(733,583)	(745,058)	11,475

70 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.20%	USD	1,088	$(159,628)	$(127,079)	$(32,549)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	735	(107,898)	(103,716)	(4,182)
Nabors Industries, Inc., 5.500%, 1/15/23, 6/20/20*	1.00	Quarterly	0.90	USD	950	2,324	(50,330)	52,654
Safeway, Inc., 7.250%, 2/01/31, 6/20/20*	1.00	Quarterly	2.49	USD	950	(29,743)	(36,694)	6,951
Staples, Inc., 8.500%, 9/15/25, 6/20/20*	1.00	Quarterly	1.50	USD	950	(9,985)	(17,893)	7,908
Weatherford International, LLC, 4.500%, 4/15/22, 6/20/20*	1.00	Quarterly	4.43	USD	950	(67,792)	(38,984)	(28,808)
Credit Suisse International
Avon Products, Inc., 6.500%, 3/01/19, 6/20/20*	1.00	Quarterly	3.21	USD	950	(44,356)	(77,751)	33,395
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	8,513	(372,113)	(481,102)	108,989
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	9,831	(433,547)	(422,041)	(11,506)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	13,109	(578,107)	(554,875)	(23,232)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	12,060	(531,846)	(493,064)	(38,782)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	5,987	(261,698)	(248,470)	(13,228)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	1,198	(52,366)	(49,719)	(2,647)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	2,395	(104,688)	(101,281)	(3,407)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	6,500	(953,658)	(968,575)	14,917
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	5,000	(733,583)	(745,931)	12,348
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	2,925	(429,146)	(174,132)	(255,014)
Freeport-Mcmoran, Inc., 3.550%, 3/01/22, 6/20/20*	1.00	Quarterly	0.41	USD	950	12,605	(31,864)	44,469
Teck Resources Ltd., 3.75%, 2/1/23, 6/20/20*	1.00	Quarterly	0.31	USD	950	14,703	(33,877)	48,580
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	1.00	Quarterly	1.64	USD	950	(12,749)	(94,904)	82,155
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	6,900	(301,223)	(278,435)	(22,788)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	3,000	(131,133)	(61,007)	(70,126)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	618	(90,671)	(71,314)	(19,357)

abfunds.com	AB GLOBAL BOND FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.20%	USD	53	$(7,776)	$(3,834)	$(3,942)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	564	(82,795)	(68,728)	(14,067)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	3,000	(131,133)	(56,471)	(74,662)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	1,611	(236,361)	(180,693)	(55,668)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	979	(143,636)	(109,077)	(34,559)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	244	(35,799)	(27,383)	(8,416)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	20,000	(2,934,333)	(3,143,351)	209,018
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	7,947	(1,165,957)	(545,849)	(620,108)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	7,000	(1,027,017)	(480,176)	(546,841)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	5,000	(734,000)	(394,511)	(339,489)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	10,000	(1,468,000)	(789,022)	(678,978)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	10,000	(1,468,000)	(797,875)	(670,125)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	15,000	(2,202,000)	(1,236,189)	(965,811)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	5,000	(734,000)	(412,063)	(321,937)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	575	(84,410)	(50,469)	(33,941)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	5,815	(853,157)	(357,500)	(495,657)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	1,260	(184,863)	(77,464)	(107,399)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	3,346	(491,193)	(300,569)	(190,624)

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PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.20%	USD	279	$(40,957)	$(25,992)	$(14,965)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	557	(81,768)	(52,852)	(28,916)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	558	(81,914)	(57,295)	(24,619)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	1,115	(163,682)	(125,133)	(38,549)

						$(20,340,902)	$(15,248,921)	$(5,091,981)

*	Termination date

VARIANCE SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	888	$1,451	$	– 0	–	$1,451
AUD/JPY 3/03/20*	12.75	Maturity	AUD	5,757	(1,327)		– 0	–	(1,327)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	2,645	(694)		– 0	–	(694)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	3,114	(760)		– 0	–	(760)

					$(1,330)	$	– 0	–	$(1,330)

*	Termination date

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at March 31, 2018
Barclays Capital, Inc.	1,556	EUR	(1.75	)%*	4/04/18	$1,881,314

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statement of assets and liabilities is as follows:

	Overnight and Continuous			Up to 30 Days	31-90 Days			Greater than 90 Days			Total
Corporates – Non-Investment Grade	$	– 0	–	$1,881,314	$	– 0	–	$	– 0	–	$1,881,314

abfunds.com	AB GLOBAL BOND FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $2,577,028,121 or 36.9% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2018.

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2018.

(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.42% of net assets as of March 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 8.372%, 4/25/26	4/29/16	$13,559,231	$13,810,797	0.20%
H/2 Asset Funding NRE Series 2015-1A, Class AFL 3.522%, 6/24/49	6/19/15	3,105,555	3,105,555	0.04%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class AFSD 5.397%, 8/15/26	11/13/15	6,714,432	6,898,070	0.10%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 3.474%, 11/15/26	11/13/15	5,302,163	5,261,107	0.08%
Tervita Escrow Corp. 7.625%, 12/01/21	12/07/16	74,000	74,908	0.00%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	6/13/13	3,886,876	273,992	0.00%

(i)	Non-income producing security.

(j)	Fair valued by the Adviser.

(k)	Illiquid security.

(l)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(m)	Defaulted matured security.

(n)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2018.

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PORTFOLIO OF INVESTMENTS (continued)

(o)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$9,702,000	$9,764,943	0.14%

(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(q)	Affiliated investments.

(r)	The rate shown represents the 7-day yield as of period end.

(s)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Currency Abbreviations:

ARS – Argentine Peso	MXN – Mexican Peso
AUD – Australian Dollar	MYR – Malaysian Ringgit
BRL – Brazilian Real	NOK – Norwegian Krone
CAD – Canadian Dollar	NZD – New Zealand Dollar
CHF – Swiss Franc	PLN – Polish Zloty
CNH – Chinese Yuan Renminbi (Offshore)	RUB – Russian Ruble
COP – Colombian Peso	SEK – Swedish Krona
EGP – Egyptian Pound	SGD – Singapore Dollar
EUR – Euro	TRY – Turkish Lira
GBP – Great British Pound	TWD – New Taiwan Dollar
ILS – Israeli Shekel	USD – United States Dollar
INR – Indian Rupee	UYU – Uruguayan Peso
JPY – Japanese Yen	ZAR – South African Rand
KRW – South Korean Won

Glossary:
ABS – Asset-Backed Securities
ARPP7DRR – Argentina Central Bank 7-Day Repo Reference Rate
BOBL – Bundesobligationen
CBT – Chicago Board of Trade
CDI – Brazil CETIP Interbank Deposit Rate
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
CMBS – Commercial Mortgage-Backed Securities
CPI – Consumer Price Index
EURIBOR – Euro Interbank Offered Rate
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rates
OAT – Obligations Assimilables du Trésor
REIT – Real Estate Investment Trust
TBA – To Be Announced
TIIE – Banco de México Equilibrium Interbank Interest Rate
TIPS – Treasury Inflation Protected Security

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 75

STATEMENT OF ASSETS & LIABILITIES

March 31, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,394,529,177)	$7,603,624,546
Affiliated issuers (cost $27,636,001)	27,636,001
Cash collateral due from broker	14,588,564
Foreign currencies, at value (cost $17,781,301)	17,762,858
Receivable for investment securities sold	152,440,298
Unaffiliated dividends and interest receivable	64,564,212
Unrealized appreciation on forward currency exchange contracts	58,858,920
Receivable for capital stock sold	13,506,093
Unrealized appreciation on credit default swaps	702,918
Affiliated dividends receivable	86,991
Upfront premiums paid on credit default swaps	51,671
Receivable for variation margin on centrally cleared swaps	24,782
Unrealized appreciation on variance swaps	1,451

Total assets	7,953,849,305

Liabilities
Options written, at value (premiums received $8,477,990)	6,787,351
Payable for investment securities purchased and foreign currency transactions	874,611,189
Unrealized depreciation on forward currency exchange contracts	49,941,555
Upfront premiums received on credit default swaps	15,300,592
Payable for capital stock redeemed	12,928,521
Unrealized depreciation on credit default swaps	5,794,899
Cash collateral received from broker	3,900,000
Dividends payable	2,866,798
Advisory fee payable	2,746,484
Payable for reverse repurchase agreements	1,881,314
Distribution fee payable	403,659
Payable for variation margin on centrally cleared swaps	343,737
Transfer Agent fee payable	198,325
Payable for variation margin on futures	190,659
Due to Custodian	179,796
Payable for terminated interest rate swaps	157,624
Administrative fee payable	14,673
Unrealized depreciation on variance swaps	2,781
Directors’ fee payable	1,052
Accrued expenses and other liabilities	480,378

Total liabilities	978,731,387

Net Assets	$6,975,117,918

Composition of Net Assets
Capital stock, at par	$837,143
Additional paid-in capital	6,962,885,608
Distributions in excess of net investment income	(68,617,568)
Accumulated net realized loss on investment and foreign currency transactions	(120,616,660)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	200,629,395

$6,975,117,918

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$920,759,006	110,436,747	$8.34	*

B	$657,673	78,861	$8.34

C	$181,194,850	21,663,458	$8.36

Advisor	$4,581,835,600	550,021,352	$8.33

R	$80,116,172	9,616,463	$8.33

K	$38,025,685	4,563,985	$8.33

I	$747,373,235	89,732,861	$8.33

Z	$425,155,697	51,029,529	$8.33

*	The maximum offering price per share for Class A shares was $8.71, which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 77

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2018 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $8,079)	$101,439,416
Dividends
Affiliated issuers	720,646
Unaffiliated issuers	581,145
Other income	14,674	$102,755,881

Expenses
Advisory fee (see Note B)	15,714,384
Transfer agency—Class A	394,671
Transfer agency—Class B	541
Transfer agency—Class C	84,068
Transfer agency—Advisor Class	1,855,444
Transfer agency—Class R	109,990
Transfer agency—Class K	32,242
Transfer agency—Class I	249,964
Transfer agency—Class Z	38,371
Distribution fee—Class A	1,196,785
Distribution fee—Class B	4,342
Distribution fee—Class C	1,006,437
Distribution fee—Class R	211,518
Distribution fee—Class K	45,998
Custodian	314,710
Printing	191,793
Registration fees	97,120
Audit and tax	57,403
Administrative	31,336
Legal	22,329
Directors’ fees	14,359
Miscellaneous	70,114

Total expenses before interest expense	21,743,919
Interest expense	76,849

Total expenses	21,820,768
Less: expenses waived and reimbursed by the Adviser (see Note B)	(138,120)

Net expenses		21,682,648

Net investment income		81,073,233

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STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	$(22,248,775)
Forward currency exchange contracts	(135,688,174)
Futures	27,653,456
Options written	12,628,862
Swaps	399,733
Swaptions written	4,049,760
Foreign currency transactions	10,485,141
Net change in unrealized appreciation/depreciation on:
Investments	27,547,376
Forward currency exchange contracts	32,756,019
Futures	(23,793,434)
Options written	(913,917)
Swaps	5,916,478
Foreign currency denominated assets and liabilities	(5,880,518)

Net loss on investment and foreign currency transactions	(67,087,993)

Net Increase in Net Assets from Operations	$13,985,240

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 79

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$81,073,233	$142,290,054
Net realized loss on investment and foreign currency transactions	(102,719,997)	(56,697,691)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	35,632,004	(963,240)

Net increase in net assets from operations	13,985,240	84,629,123
Dividends and Distributions to Shareholders from
Net investment income
Class A	(11,515,149)	(26,126,593)
Class B	(6,927)	(18,156)
Class C	(1,652,398)	(4,118,266)
Advisor Class	(59,884,504)	(91,638,307)
Class R	(836,754)	(1,493,998)
Class K	(427,289)	(703,844)
Class I	(10,052,699)	(17,431,743)
Class Z	(5,245,556)	(6,964,884)
Net realized gain on investment and foreign currency transactions
Class A	– 0	–	(9,978,295)
Class B	– 0	–	(11,237)
Class C	– 0	–	(2,599,612)
Advisor Class	– 0	–	(26,048,404)
Class R	– 0	–	(606,485)
Class K	– 0	–	(244,767)
Class I	– 0	–	(5,100,158)
Class Z	– 0	–	(1,610,520)
Capital Stock Transactions
Net increase	235,690,864	976,266,370
Proceeds from third party	1,081	– 0	–

Total increase	160,055,909	866,200,224
Net Assets
Beginning of period	6,815,062,009	5,948,861,785

End of period (including distributions in excess of net investment income of ($68,617,568) and ($60,069,525), respectively)	$6,975,117,918	$6,815,062,009

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2018

NOTE A

Significant Accounting Policies

AB Global Bond Fund, Inc. (the “Fund”) was incorporated as a Maryland corporation on February 3, 1992 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expense. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties.

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NOTES TO FINANCIAL STATEMENTS (continued)

Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as a described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

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Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities	Level 1			Level 2	Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$3,054,325,785	$	– 0	–	$3,054,325,785
Corporates – Investment Grade		– 0	–	1,316,831,274		483,123		1,317,314,397
Mortgage Pass-Throughs		– 0	–	610,739,696		– 0	–	610,739,696
Inflation-Linked Securities		– 0	–	544,583,141		– 0	–	544,583,141
Corporates – Non-Investment Grade		– 0	–	395,217,266		0	#	395,217,266
Collateralized Mortgage Obligations		– 0	–	331,483,449		– 0	–	331,483,449
Emerging Markets – Treasuries		– 0	–	229,467,303		– 0	–	229,467,303

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Investments in Securities	Level 1			Level 2		Level 3			Total
Covered Bonds	$	– 0	–	$215,403,608		$	– 0	–	$215,403,608
Local Governments – Provincial Bonds		– 0	–	171,403,032			– 0	–	171,403,032
Governments – Sovereign Agencies		– 0	–	149,146,960			– 0	–	149,146,960
Collateralized Loan Obligations		– 0	–	33,255,000			105,886,706		139,141,706
Commercial Mortgage-Backed Securities		– 0	–	48,974,324			81,669,070		130,643,394
Emerging Markets – Corporate Bonds		– 0	–	72,607,641			273,992		72,881,633
Emerging Markets – Sovereigns		– 0	–	62,383,327			– 0	–	62,383,327
Asset-Backed Securities		– 0	–	11,743,751			21,378,194		33,121,945
Quasi-Sovereigns		– 0	–	30,888,267			– 0	–	30,888,267
Bank Loans		– 0	–	22,565,375			– 0	–	22,565,375
Local Governments – US Municipal Bonds		– 0	–	20,842,936			– 0	–	20,842,936
Common Stocks		112,673		– 0	–		15,215,554		15,328,227
Local Governments – Regional Bonds		– 0	–	10,577,504			– 0	–	10,577,504
Whole Loan Trusts		– 0	–	– 0	–		9,365,281		9,365,281
Preferred Stocks		5,666,634		– 0	–		1,502,070		7,168,704
Options Purchased – Puts		– 0	–	732,811					732,811
Agencies		– 0	–	541,020			– 0	–	541,020
Governments – Sovereign Bonds		– 0	–	103,750			– 0	–	103,750
Warrants		1,343		– 0	–		0	#	1,343
Short-Term Investments:
Investment Companies		27,636,001		– 0	–		– 0	–	27,636,001
Emerging Markets – Sovereigns		– 0	–	16,407,201			– 0	–	16,407,201
Time Deposits		– 0	–	11,845,485			– 0	–	11,845,485

Total Investments in Securities		33,416,651		7,362,069,906			235,773,990		7,631,260,547
Other Financial Instruments*:
Assets
Futures		4,651,743		– 0	–		– 0	–	4,651,743	†
Forward Currency Exchange Contracts		– 0	–	58,858,920			– 0	–	58,858,920
Centrally Cleared Interest Rate Swaps		– 0	–	19,755,174			– 0	–	19,755,174	†

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Investments in Securities	Level 1			Level 2		Level 3			Total
Credit Default Swaps	$	– 0	–	$151,362		$	– 0	–	$151,362
Variance Swaps		– 0	–	1,451			– 0	–	1,451
Liabilities
Futures		(21,787,069)		– 0	–		– 0	–	(21,787,069)†
Forward Currency Exchange Contracts		– 0	–	(49,941,555)			– 0	–	(49,941,555)
Currency Options Written		– 0	–	(6,787,351)			– 0	–	(6,787,351)
Centrally Cleared Credit Default Swaps		– 0	–	(3,913,330)			– 0	–	(3,913,330)†
Centrally Cleared Interest Rate Swaps		– 0	–	(10,050,432)			– 0	–	(10,050,432)†
Credit Default Swaps		– 0	–	(20,492,264)			– 0	–	(20,492,264)
Variance Swaps		– 0	–	(2,781)			– 0	–	(2,781)
Reverse Repurchase Agreements		(1,881,314)		– 0	–		– 0	–	(1,881,314)

Total^		$14,400,011		$7,349,649,100			$235,773,990		$7,599,823,101

#	The Fund held securities with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

†	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

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The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grade			Corporates - Non-Investment Grade#			Collateralized Loan Obligations		Commercial Mortgage- Backed Securities
Balance as of 9/30/17	$	– 0	–		$1,745,769		$4,143,151		$87,049,485
Accrued discounts/ (premiums)		74			– 0	–	1,855		148,005
Realized gain (loss)		– 0	–		– 0	–	95,967		(1,820)
Change in unrealized appreciation/ depreciation		(796)			2,511,384		200,564		(930,211)
Purchases		483,845			– 0	–	104,945,169		6,275,000
Sales/Paydowns		– 0	–		(4,257,153)		(3,500,000)		(10,871,389)
Transfers into Level 3		– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–	– 0	–

Balance as of 3/31/18		$483,123		$	– 0	–	$105,886,706		$81,669,070

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18**		$(796)		$	– 0	–	$307,663		$(914,171)

	Emerging Markets - Corporate Bonds			Asset-Backed Securities		Common Stocks		Whole Loan Trusts
Balance as of 9/30/17	$	– 0	–	$18,369,524		$13,422,176		$22,313,365
Accrued discounts/(premiums)		– 0	–	4,669		– 0	–	14,753
Realized gain (loss)		– 0	–	3,336		– 0	–	(5,339,738)
Change in unrealized appreciation/ depreciation		58,992		(300,640)		(2,504,123)		984,777
Purchases		– 0	–	5,581,284		4,297,501		253,682
Sales/Paydowns		– 0	–	(2,279,979)		– 0	–	(8,861,558)
Transfers into Level 3		215,000		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 3/31/18		$273,992		$21,378,194		$15,215,554		$9,365,281

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18**		$58,992		$(300,640)		$(2,504,123)		$(1,195,639)

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	Preferred Stocks		Warrants#			Short Term Investments: Emerging Markets - Sovereigns			Total
Balance as of 9/30/17	$1,414,700		$	– 0	–		$6,807,552		$155,265,722
Accrued discounts/(premiums)	– 0	–		– 0	–		104,117		273,473
Realized gain (loss)	– 0	–		– 0	–		128,900		(5,113,355)
Change in unrealized appreciation/ depreciation	87,370			– 0	–		(115,640)		(8,323)
Purchases	– 0	–		– 0	–		– 0	–	121,836,481
Sales/Paydowns	– 0	–		– 0	–		(6,924,929)		(36,695,008)
Transfers into Level 3	– 0	–		– 0	–		– 0	–	215,000
Transfers out of Level 3	– 0	–		– 0	–		– 0	–	– 0	–

Balance as of 3/31/18	$1,502,070		$	– 0	–	$	– 0	–	$235,773,990	+

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18**	$87,370		$	– 0	–	$	– 0	–	$(4,461,344)

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

#	The Fund held securities with zero market value at period end.

+	There were de minimis transfers from Level 2 to Level 3 during the reporting period. There were no transfers from Level 3 to Level 2 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at March 31, 2018. Securities priced (i) by third party vendors, (ii) by brokers, or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 3/31/18	Valuation Technique	Unobservable Input	Range / Weighted Average
Common Stocks	$2,034,988	Recovery Analysis	Liquidation Value	$202.56 / N/A
	$1,773,763	Market Approach	Market Neutral Price	$0.57 / N/A
	$1,641,860	Market Approach	EBITDA* Projection	$113.4mm / N/A
			EBITDA* Multiples	7.0X-9.0X / 8.0X

$7,224,374

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	Fair Value at 3/31/18	Valuation Technique	Unobservable Input	Range / Weighted Average
Whole Loan Trusts	$3,656,454	Market Approach	Underlying NAV of the Collateral	$66.10 / N/A
	$2,642,871	Recovery Analysis	Cumulative Loss	<20% / N/A
	$1,581,272	Discounted Cash Flow	Cash Flow Yield	96.73% / N/A
	$725,401	Discounted Cash Flow	Level Yield	44.37% / N/A
	$390,753	Discounted Cash Flow	Level Yield	36.56% / N/A
	$368,530	Discounted Cash Flow	Level Yield	53.69% / N/A

$9,365,281

Preferred Stocks	$1,502,070	Market Approach	EBITDA* Projection	$113.4mm / N/A
			EBITDA* Multiples	7.0X-9.0X /8.0X

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Underlying NAV of the Collateral, Liquidation Value, Market Neutral Price, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Cumulative Loss, Cash Flow Yield and Level Yield in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

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The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Asset and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed-income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation on foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital

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gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Repurchase Agreements

It is the Fund’s policy that its custodian or designated sub-custodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Fund may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion,

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.45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2018, the reimbursement for such services amounted to $31,336.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $884,607 for the six months ended March 31, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $6,081 from the sale of Class A shares and received $903, $128 and $5,505 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its investment advisory fee from the Fund in an amount equal to the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2018, such waiver amounted to $138,120.

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2018 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$103,179	$1,339,859	$1,415,402	$27,636	$721

Brokerage commissions paid on investment transactions for the six months ended March 31, 2018 amounted to $101,189, of which $0 and

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$0, respectively, was paid to Sanford C. Bernstein & Co., LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Effective January 29, 2016, payments under the Class A plan are limited to .25% of the Fund’s average daily net assets attributable to Class A shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $25,201,919, $15,271,969, $971,033 and $250,360 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2018 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$2,305,822,008	$2,085,370,863
U.S. government securities	3,677,717,500	3,336,007,954

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The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$384,913,837
Gross unrealized depreciation	(178,032,177)

Net unrealized appreciation	$206,881,660

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2018, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and

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movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2018, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

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The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. At March 31, 2018, the maximum payment for written put options amounted to $202,056,350. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swaps, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

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During the six months ended March 31, 2018, the Fund held purchased options for hedging and non-hedging purposes.

During the six months ended March 31, 2018, the Fund held written options for hedging and non-hedging purposes.

During the six months ended March 31, 2018, the Fund held written swaptions for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, and currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized

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gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment

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or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2018, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty. As of March 31, 2018, the Fund had no Buy Contracts outstanding with respect to the same referenced obligation and counterparty as certain Sale Contracts.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payment it made to its counterpart. If the Fund is a seller of protection and a credit event occurs, the value of the

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referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer on the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

During the six months ended March 31, 2018, the Fund held credit default swaps for hedging and non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended March 31, 2018, the Fund held variance swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty,

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the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by the OTC counterparty table below.

During the six months ended March 31, 2018, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$4,651,743	*	Receivable/Payable for variation margin on futures	$21,787,069	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	19,818,733	*	Receivable/Payable for variation margin on centrally cleared swaps	10,127,291	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	58,858,920		Unrealized depreciation on forward currency exchange contracts	49,941,555

Foreign currency contracts	Investments in securities, at value	732,811

Foreign currency contracts				Options written, at value	6,787,351

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	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts	Unrealized appreciation on variance swaps	$1,451	Unrealized depreciation on variance swaps	$2,781

Credit contracts	Unrealized appreciation on credit default swaps	702,918	Unrealized depreciation on credit default swaps	5,794,899

Credit contracts			Receivable/Payable for variation margin on centrally cleared swaps	284,518	*

Total		$84,766,576		$94,725,464

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$(1,235,668)	$5,549,092

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	27,653,456	(23,793,434)

Interest rate contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/depreciation on swaptions written	4,049,760	– 0	–

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	$(135,688,174)		$32,756,019

Foreign currency contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investment transactions	(2,769,107)		(579,528)

Foreign currency contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	12,628,862		(913,917)

Foreign currency contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	– 0	–	(1,330)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	1,635,401		368,716

Total		$(93,725,470)		$13,385,618

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The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2018:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$37,256,431
Average notional amount of sale contracts	$2,800,000	(a)

Centrally Cleared Interest Rate Swaps:
Average notional amount	$3,274,235,515

Credit Default Swaps:
Average notional amount of sale contracts	$161,338,429

Forward Currency Exchange Contracts:
Average principal amount on buy contracts	$1,638,667,085
Average principal amount on sale contracts	$5,541,715,087

Futures:
Average original value on buy contracts	$549,144,623
Average original value on sale contracts	$1,537,459,258

Variance Swaps:
Average notional amount	$3,643,332	(b)

Purchased Options:
Average notional amount.	$235,885,116

Options Written:
Average notional amount.	$1,033,095,206

Swaptions Written:
Average notional amount.	$728,465,002	(c)

(a)	Positions were open for four months during the period.

(b)	Positions were open for three months during the period.

(c)	Positions were open for five months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Fund as of March 31, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Bank of America, NA	$175,991	$(175,991)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	174,026	(174,026)		– 0	–		– 0	–		– 0	–
BNP Paribas SA	1,214,134	(786,819)		– 0	–		– 0	–		427,315

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Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivatives Assets
Brown Brothers Harriman & Co.	$174,653	$(174,653)	$	– 0	–	$	– 0	–	$	– 0	–
Citibank, NA	8,155,886	(1,405,058)	– 0	–	– 0	–	6,750,828
Credit Suisse International	3,520,330	(3,520,330)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	2,932,627	(2,137,732)	– 0	–	– 0	–	794,895
Goldman Sachs Bank USA/ Goldman Sachs International	1,082,204	(1,082,204)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	20,744,748	(3,876,604)	(3,800,000)	– 0	–	13,068,144
JPMorgan Chase Bank, NA	14,217,277	(10,587,335)	– 0	–	– 0	–	3,629,942
Morgan Stanley Capital Services LLC.	1,672,482	(1,672,482)	– 0	–	– 0	–	– 0	–
Royal Bank of Scotland PLC	1,103,543	(545,087)	– 0	–	– 0	–	558,456
Standard Chartered Bank	4,416,672	(7,879)	(100,000)	– 0	–	4,308,793
UBS AG	159,971	(159,971)	– 0	–	– 0	–	– 0	–

Total	$59,744,544	$(26,306,171)	$(3,900,000)	$	– 0	–	$29,538,373	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Australia & New Zealand Banking Group Ltd	$203,476	$	– 0	–	$	– 0	–	$	– 0	–	$203,476
Bank of America, NA	21,839,813	(175,991)	– 0	–	(204,883)	21,458,939
Barclays Bank PLC	320,008	(174,026)	– 0	–	– 0	–	145,982
BNP Paribas SA	786,819	(786,819)	– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	553,645	(174,653)	– 0	–	– 0	–	378,992
Citibank, NA	1,405,058	(1,405,058)	– 0	–	– 0	–	– 0	–

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*		Net Amount of Derivatives Liabilities
Credit Suisse International	$14,438,875	$(3,520,330)	$	– 0	–	$(4,291,660)		$6,626,885
Deutsche Bank AG	2,137,732	(2,137,732)		– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA / Goldman Sachs International	15,440,730	(1,082,204)		– 0	–	(14,358,526)		– 0	–
HSBC Bank USA	3,876,604	(3,876,604)		– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA.	10,587,335	(10,587,335)		– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC.	3,429,230	(1,672,482)		– 0	–	(1,756,748)		– 0	–
Royal Bank of Scotland PLC	545,087	(545,087)		– 0	–	– 0	–	– 0	–
Standard Chartered Bank	7,879	(7,879)		– 0	–	– 0	–	– 0	–
UBS AG	1,651,660	(159,971)		– 0	–	(328,235)		1,163,454

Total	$77,223,951	$(26,306,171)	$	– 0	–	$(20,940,052)		$29,977,728	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.4 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. During the six months ended March 31, 2018, the Fund did not engage in dollar rolls.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by an MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such, the return of such excess collateral may be delayed or denied. For the six months ended March 31, 2018, the average amount of reverse repurchase agreements outstanding was $8,767,742 and the daily weighted average interest rate was (0.46)%. During the period, the Fund received net interest payments from counterparties. At March 31, 2018,

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the Fund had reverse repurchase agreements outstanding in the amount of $1,881,314 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of March 31, 2018:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc.	$1,881,314	$(1,881,314)	$	– 0	–

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

5. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the term of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of March 31, 2018, the Fund had no unfunded loan commitments outstanding.

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As of March 31, 2018, the Fund had no bridge loan commitments outstanding.

During the six months ended March 31, 2018, the Fund received commitment fees in amount of $14,674.

During the six months ended March 31, 2018, the Fund received no additional funding fees.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017

Class A
Shares sold	12,483,815	35,983,933	$104,350,601	$302,692,926

Shares issued in reinvestment of dividends and distributions	1,001,018	3,045,937	8,382,886	25,545,204

Shares converted from Class B	43,628	50,170	366,214	423,229

Shares converted from Class C	1,542,907	7,264,642	12,902,729	61,395,779

Shares redeemed	(23,620,420)	(77,944,937)	(197,710,074)	(654,579,229)

Net decrease	(8,549,052)	(31,600,255)	$(71,707,644)	$(264,522,091)

Class B
Shares sold	2,081	9,988	$17,439	$84,585

Shares issued in reinvestment of dividends and distributions	722	2,981	6,048	24,918

Shares converted to Class A	(43,628)	(50,160)	(366,214)	(423,229)

Shares redeemed	(6,638)	(30,600)	(55,609)	(257,010)

Net decrease	(47,463)	(67,791)	$(398,336)	$(570,736)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017

Class C
Shares sold	901,529	3,072,238	$7,578,858	$25,962,076

Shares issued in reinvestment of dividends and distributions	149,060	629,665	1,251,541	5,289,481

Shares converted to Class A	(1,537,612)	(7,239,006)	(12,902,729)	(61,395,779)

Shares redeemed	(3,842,288)	(11,072,801)	(32,273,862)	(93,379,808)

Net decrease	(4,329,311)	(14,609,904)	$(36,346,192)	$(123,524,030)

Advisor Class
Shares sold	106,175,079	233,427,128	$888,336,906	$1,961,094,298

Shares issued in reinvestment of dividends and distributions	5,193,431	10,743,458	43,429,188	90,124,191

Shares redeemed	(80,533,538)	(106,534,869)	(672,982,910)	(894,571,084)

Net increase	30,834,972	137,635,717	$258,783,184	$1,156,647,405

Class R
Shares sold	2,408,236	4,214,940	$20,179,106	$35,331,486

Shares issued in reinvestment of dividends and distributions	99,199	249,863	829,714	2,094,927

Shares redeemed	(2,851,938)	(3,894,456)	(23,873,617)	(32,798,576)

Net increase (decrease)	(344,503)	570,347	$(2,864,797)	$4,627,837

Class K
Shares sold	769,794	1,569,361	$6,442,080	$13,205,040

Shares issued in reinvestment of dividends and distributions	50,789	112,876	424,744	946,835

Shares redeemed	(564,536)	(1,027,017)	(4,725,346)	(8,627,898)

Net increase	256,047	655,220	$2,141,478	$5,523,977

Class I
Shares sold	10,779,825	24,187,787	$90,096,397	$203,044,311

Shares issued in reinvestment of dividends and distributions	1,172,365	2,640,553	9,803,882	22,149,096

Shares redeemed	(11,076,215)	(21,336,798)	(92,467,748)	(180,202,303)

Net increase	875,975	5,491,542	$7,432,531	$44,991,104

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017

Class Z
Shares sold	14,575,073	23,499,728	$121,868,912	$197,130,150

Shares issued in reinvestment of dividends and distributions	622,109	1,020,667	5,201,252	8,571,574

Shares redeemed	(5,792,903)	(6,260,326)	(48,419,524)	(52,608,820)

Net increase	9,404,279	18,260,069	$78,650,640	$153,092,904

NOTE F

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of

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NOTES TO FINANCIAL STATEMENTS (continued)

money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult

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NOTES TO FINANCIAL STATEMENTS (continued)

to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2018.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending September 30, 2018 will be determined at the end of the current fiscal year.

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NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal years ended September 30, 2017 and September 30, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$194,695,269	$189,321,002

Total taxable distributions paid	$194,695,269	$189,321,002

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(18,774,340	)(a)
Other losses	(75,287,500	)(b)
Unrealized appreciation/(depreciation)	184,173,998	(c)

Total accumulated earnings/(deficit)	$90,112,158	(d)

(a)	As of September 30, 2017, the Fund had cumulative deferred loss on straddles of $18,774,340.

(b)	As of September 30, 2017, the Fund had a qualified late-year ordinary loss deferral of $75,287,500.

(c)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, passive foreign investment companies (PFICs), Treasury inflation protected securities, and partnership investments, and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

(d)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to dividends payable and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2018, the Fund did not have any capital loss carryforwards.

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 8.43		$ 8.59		$ 8.34		$ 8.52		$ 8.26		$ 8.64

Income From Investment Operations
Net investment income(a)	.09	(b)	.18	(b)	.17	(b)	.18		.23		.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.08)		(.09)		.39		(.02)		.25		(.29)
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–
Capital Contributions	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.01		.09		.56		.16		.48		(.10)

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.18)		(.30)		(.34)		(.22)		(.19)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.07)		(.01)		(.00	)(c)	– 0	–	(.09)

Total dividends and distributions	(.10)		(.25)		(.31)		(.34)		(.22)		(.28)

Net asset value, end of period	$ 8.34		$ 8.43		$ 8.59		$ 8.34		$ 8.52		$ 8.26

Total Return
Total investment return based on net asset value(d)	0.13%		1.10%		6.92	%*	1.95%		5.82%		(1.21	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$920,759		$1,002,880		$1,293,750		$1,060,976		$1,076,697		$1,341,874
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.81	%(g)	.82%		.85%		.90%		.93%		.94%
Expenses, before waivers/reimbursements(e)(f)	.81	%(g)	.83%		.85%		.90%		.93%		.94%
Net investment income	2.14	%(b)(g)	2.09	%(b)	2.05	%(b)	2.09%		2.69%		2.28%
Portfolio turnover rate	75%		107%		113%		167%		157%		179%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 8.43		$ 8.59		$ 8.34		$ 8.52		$ 8.26		$ 8.64

Income From Investment Operations
Net investment income(a)	.05	(b)	.11	(b)	.10	(b)	.11		.16		.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.07)		(.09)		.40		(.01)		.26		(.30)
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–
Capital Contributions	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.02)		.02		.50		.10		.42		(.16)

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.11)		(.24)		(.28)		(.16)		(.13)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.07)		(.01)		(.00	)(c)	– 0	–	(.09)

Total dividends and distributions	(.07)		(.18)		(.25)		(.28)		(.16)		(.22)

Net asset value, end of period	$ 8.34		$ 8.43		$ 8.59		$ 8.34		$ 8.52		$ 8.26

Total Return
Total investment return based on net asset value(d)	(0.27)%		0.29%		6.11	%*	1.21%		5.08%		(1.91	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$658		$1,065		$1,668		$3,410		$7,321		$22,978
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.60	%(g)	1.62%		1.61%		1.63%		1.64%		1.65%
Expenses, before waivers/reimbursements(e)(f)	1.60	%(g)	1.62%		1.61%		1.63%		1.64%		1.65%
Net investment income	1.29	%(b)(g)	1.29	%(b)	1.25	%(b)	1.36%		1.97%		1.59%
Portfolio turnover rate	75%		107%		113%		167%		157%		179%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 8.46		$ 8.62		$ 8.36		$ 8.54		$ 8.28		$ 8.66

Income From Investment Operations
Net investment income(a)	.06	(b)	.11	(b)	.11	(b)	.12		.17		.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.09)		(.08)		.40		(.01)		.25		(.30)
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–
Capital Contributions	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.03)		.03		.51		.11		.42		(.16)

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.12)		(.24)		(.29)		(.16)		(.13)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.07)		(.01)		(.00	)(c)	– 0	–	(.09)

Total dividends and distributions	(.07)		(.19)		(.25)		(.29)		(.16)		(.22)

Net asset value, end of period	$ 8.36		$ 8.46		$ 8.62		$ 8.36		$ 8.54		$ 8.28

Total Return
Total investment return based on net asset value(d)	(0.37)%		0.34%		6.24	%*	1.23%		5.07%		(1.90	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$181,195		$219,785		$349,965		$356,483		$395,728		$472,068
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.56	%(g)	1.57%		1.58%		1.60%		1.63%		1.64%
Expenses, before waivers/reimbursements(e)(f)	1.56	%(g)	1.57%		1.58%		1.60%		1.63%		1.64%
Net investment income	1.37	%(b)(g)	1.34	%(b)	1.30	%(b)	1.38%		1.98%		1.58%
Portfolio turnover rate	75%		107%		113%		167%		157%		179%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 8.42		$ 8.58		$ 8.33		$ 8.51		$ 8.25		$ 8.63

Income From Investment Operations
Net investment income(a)	.10	(b)	.20	(b)	.20	(b)	.20		.25		.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.08)		(.09)		.38		(.01)		.25		(.29)
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–
Capital Contributions	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.02		.11		.58		.19		.50		(.07)

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.20)		(.32)		(.37)		(.24)		(.22)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.07)		(.01)		(.00	)(c)	– 0	–	(.09)

Total dividends and distributions	(.11)		(.27)		(.33)		(.37)		(.24)		(.31)

Net asset value, end of period	$ 8.33		$ 8.42		$ 8.58		$ 8.33		$ 8.51		$ 8.25

Total Return
Total investment return based on net asset value(d)	0.25%		1.35%		7.21	%*	2.26%		6.14%		(0.92	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,581,836		$4,372,280		$3,275,362		$2,247,582		$1,504,432		$1,077,452
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.56	%(g)	.58%		.58%		.60%		.63%		.64%
Expenses, before waivers/reimbursements(e)(f)	.56	%(g)	.58%		.58%		.60%		.63%		.64%
Net investment income	2.42	%(b)(g)	2.34	%(b)	2.33	%(b)	2.39%		2.98%		2.57%
Portfolio turnover rate	75%		107%		113%		167%		157%		179%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 8.42	$ 8.59	$ 8.33	$ 8.51	$ 8.25	$ 8.63

Income From Investment Operations
Net investment income(a)	.07	(b)	.14	(b)	.14	(b)	.15	.20	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.08)	(.09)	.40	(.02)	.25	(.29)
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–
Capital Contributions	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.01)	.05	.54	.13	.45	(.13)

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.15)	(.27)	(.31)	(.19)	(.16)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.07)	(.01)	.00	(c)	– 0	–	(.09)

Total dividends and distributions	(.08)	(.22)	(.28)	(.31)	(.19)	(.25)

Net asset value, end of period	$ 8.33	$ 8.42	$ 8.59	$ 8.33	$ 8.51	$ 8.25

Total Return
Total investment return based on net asset value(d)	(0.09)%	0.57%	6.63	%*	1.57%	5.48%	(1.56	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$80,116	$83,901	$80,625	$60,300	$54,550	$46,514
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.24	%(g)	1.22%	1.25%	1.27%	1.26%	1.29%
Expenses, before waivers/reimbursements(e)(f)	1.24	%(g)	1.23%	1.25%	1.27%	1.26%	1.29%
Net investment income	1.72	%(b)(g)	1.70	%(b)	1.66	%(b)	1.72%	2.36%	1.93%
Portfolio turnover rate	75%	107%	113%	167%	157%	179%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 8.42		$ 8.59		$ 8.33		$ 8.51		$ 8.25		$ 8.63

Income From Investment Operations
Net investment income(a)	.09	(b)	.17	(b)	.17	(b)	.17		.23		.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.08)		(.10)		.40		(.01)		.25		(.29)
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–
Capital Contributions	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.01		.07		.57		.16		.48		(.10)

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.17)		(.30)		(.34)		(.22)		(.19)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.07)		(.01)		(.00	)(c)	– 0	–	(.09)

Total dividends and distributions	(.10)		(.24)		(.31)		(.34)		(.22)		(.28)

Net asset value, end of period	$ 8.33		$ 8.42		$ 8.59		$ 8.33		$ 8.51		$ 8.25

Total Return
Total investment return based on net asset value(d)	0.08%		0.90%		6.97	%*	1.90%		5.83%		(1.22	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,026		$36,288		$31,361		$23,625		$19,039		$13,851
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.90	%(g)	.89%		.93%		.95%		.93%		.95%
Expenses, before waivers/reimbursements(e)(f)	.91	%(g)	.90%		.93%		.95%		.93%		.95%
Net investment income	2.08	%(b)(g)	2.03	%(b)	1.98	%(b)	2.04%		2.69%		2.26%
Portfolio turnover rate	75%		107%		113%		167%		157%		179%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 8.42		$ 8.58		$ 8.33		$ 8.51		$ 8.25		$ 8.63

Income From Investment Operations
Net investment income(a)	.10	(b)	.20	(b)	.20	(b)	.20		.26		.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.08)		(.09)		.38		(.01)		.24		(.29)
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–
Capital Contributions	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.02		.11		.58		.19		.50		(.07)

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.20)		(.32)		(.37)		(.24)		(.22)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.07)		(.01)		(.00	)(c)	– 0	–	(.09)

Total dividends and distributions	(.11)		(.27)		(.33)		(.37)		(.24)		(.31)

Net asset value, end of period	$ 8.33		$ 8.42		$ 8.58		$ 8.33		$ 8.51		$ 8.25

Total Return
Total investment return based on net asset value(d)	0.26%		1.36%		7.22	%*	2.27%		6.19%		(0.87	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$747,373		$748,238		$715,514		$536,411		$546,550		$291,554
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.54	%(g)	.56%		.57%		.59%		.59%		.59%
Expenses, before waivers/reimbursements(e)(f)	.55	%(g)	.56%		.58%		.59%		.59%		.59%
Net investment income	2.43	%(b)(g)	2.36	%(b)	2.33	%(b)	2.40%		3.04%		2.61%
Portfolio turnover rate	75%		107%		113%		167%		157%		179%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30,						October 15, 2013(h) to September 30, 2014
			2017		2016		2015

Net asset value, beginning of period	$ 8.42		$ 8.59		$ 8.33		$ 8.51		$ 8.23

Income From Investment Operations
Net investment income(a)	.11	(b)	.20	(b)	.20	(b)	.21		.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.09)		(.09)		.40		(.02)		.27
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–
Capital Contributions	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase in net asset value from operations	.02		.11		.60		.19		.52

Less: Dividends and DIstributions
Dividends from net investment income	(.11)		(.21)		(.33)		(.37)		(.24)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.07)		(.01)		(.00	)(c)	– 0	–

Total dividends and distributions	(.11)		(.28)		(.34)		(.37)		(.24)

Net asset value, end of period	$ 8.33		$ 8.42		$ 8.59		$ 8.33		$ 8.51

Total Return
Total investment return based on net asset value(d)	0.28%		1.29%		7.39	%*	2.32%		6.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$425,156		$350,625		$200,617		$167,830		$11,472
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.50	%(g)	.51%		.52%		.53%		.55	%(g)
Expenses, before waivers/reimbursements(e)(f)	.50	%(g)	.52%		.53%		.53%		.55	%(g)
Net investment income	2.51	%(b)(g)	2.41	%(b)	2.38	%(b)	2.47%		3.05	%(g)
Portfolio turnover rate	75%		107%		113%		167%		157%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended September 30, 2017, such waiver amounted to less than 0.005%.

(f)	The expense ratios presented below exclude interest expense:

	Six Months Ended March 31, 2018 (unaudited)(g)	Year Ended September 30,
		2017	2016	2015	2014	2013
Class A
Net of waivers/reimbursements	.81%	.82%	.85%	.90%	.93%	.93%
Before waivers/reimbursements	.81%	.83%	.85%	.90%	.93%	.93%
Class B
Net of waivers/reimbursements	1.60%	1.62%	1.61%	1.63%	1.64%	1.64%
Before waivers/reimbursements	1.60%	1.62%	1.61%	1.63%	1.64%	1.64%
Class C
Net of waivers/reimbursements	1.56%	1.57%	1.58%	1.60%	1.63%	1.63%
Before waivers/reimbursements	1.56%	1.57%	1.58%	1.60%	1.63%	1.63%
Advisor Class
Net of waivers/reimbursements	.56%	.58%	.58%	.60%	.63%	.63%
Before waivers/reimbursements	.56%	.58%	.58%	.60%	.63%	.63%
Class R
Net of waivers/reimbursements	1.24%	1.22%	1.25%	1.27%	1.26%	1.28%
Before waivers/reimbursements	1.24%	1.23%	1.25%	1.27%	1.26%	1.28%
Class K
Net of waivers/reimbursements	.90%	.89%	.93%	.95%	.93%	.94%
Before waivers/reimbursements	.91%	.90%	.93%	.95%	.93%	.94%

abfunds.com	AB GLOBAL BOND FUND | 125

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended March 31, 2018 (unaudited)(g)	Year Ended September 30,
		2017	2016	2015	2014	2013
Class I
Net of waivers/reimbursements	.54%	.56%	.57%	.59%	.58%	.58%
Before waivers/reimbursements	.55%	.56%	.58%	.59%	.58%	.58%

	Six Months Ended March 31, 2018 (unaudited)(g)	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	October 15, 2013(h) to September 30, 2014(g)
Class Z
Net of waivers/reimbursements	.50%	.51%	.52%	.53%	.55%
Before waivers/reimbursements	.50%	.52%	.53%	.53%	.55%

(g)	Annualized.

(h)	Commencement of distribution.

*	Includes the impact of proceeds received and credited to the Fund resulting from third party vendor reimbursements, which enhanced the performance of each share class for the year ended September 30, 2013 by 0.01%.

Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund’s performance for the year ended September 30, 2016 by 0.01%.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

Michael J. Downey(1)

William H. Foulk, Jr.(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Paul J. DeNoon(2), Vice President

Scott A. DiMaggio(2), Vice President

Douglas J. Peebles(2), Vice President

Matthew S. Sheridan(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Stephen M. Woetzel, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed Income Investment Team. DeNoon, DiMaggio, Peebles and Sheridan are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held on October 31-November 2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

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research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect

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of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

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The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; (iv) must service, and be marketed to, retail investors and financial intermediaries; and (v) requires a larger sales support infrastructure. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at

abfunds.com	AB GLOBAL BOND FUND | 131

which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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AB GLOBAL BOND FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GB-0152-0318

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 25, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 25, 2018